                                                                                                                                                                                                                            File No. 333-

As filed on March 5, 2004

                                                                                                 U.S. SECURITIES AND EXCHANGE COMMISSION

                                                                                                           Washington, DC 20549

                                                                                                                FORM N-14
                                                                                       REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 |X|
                                                                                                     Pre-Effective Amendment No. |_|
                                                                                                     Post-Effective Amendment No. |_|
                                                                                                     (Check appropriate box or boxes)

                                                                                                          American Skandia Trust
                                                                                            (Exact Name of Registrant as Specified in Charter)

                                                                                                              (203) 926-1888
                                                                                                     (Area Code and Telephone Number)

                                                                                                           One Corporate Drive
                                                                                                            Shelton, CT 06484
                                                                                                 Address of Principal Executive Offices:
                                                                                                 (Number, Street, City, State, Zip Code)

                                                                                                        Edward P. Macdonald, Esq.
                                                                                               Assistant Secretary, American Skandia Trust
                                                                                                           One Corporate Drive
                                                                                                            Shelton, CT 06484
                                                                                                  Name and Address of Agent for Service:
                                                                                              (Number and Street) (City) (State) (Zip Code)

                                                                                                                Copies to:

                                                                                                            Chris Palmer, Esq.
                                                                                                              Shea &Gardner
                                                                                                      1800 Massachusetts Avenue, NW
                                                                                                          Washington, D.C. 20036

                                                                                         Approximate Date of Proposed Public Offering: As soon as
                                                                                     practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE ON APRIL 5, 2003, PURSUANT TO RULE 488 UNDER THE SECURITIES ACT OF 1933, AS AMENDED.

Title of the securities being registered:  Shares of beneficial interest of the AST American Century Income &Growth Portfolio of American Skandia Trust.  No filing fee is due because Registrant is relying on Section 24(f) of the
Investment Company Act of 1940, as amended.

                                                                                                                                                                                                                                                             One Corporate Drive
                                                                                                                                                                                                                                                                      P.O. Box 883
                                                                                                                                                                                                                                                            Shelton, CT 06484-0883
                                                                                                                                                                                                                                                          Telephone (203) 926-1888
                                                                                                                                                                                                                                                                Fax (203) 929-8071

April ___, 2004

Dear Valued Customer,

As an American Skandia Life Assurance  Corporation  ("ASLAC") contract owner or policy holder who beneficially owns shares of the AST MFS Growth with Income Portfolio ("MFS Portfolio") of American Skandia Trust (the "Trust"),  you are cordially invited to a special meeting of the shareholders of the MFS Portfolio to be held at the offices of ASLAC, One Corporate Drive, Shelton, CT, on April __, 2004 at ____ a.m.

The special meeting is very important to the future of the MFS Portfolio. At the special meeting,  shareholders are being asked to approve or disapprove, as more fully described in the attached  Prospectus/Proxy  Statement, a Plan of Reorganization that would result in shares of the MFS Portfolio that you beneficially own being exchanged for those of the AST American Century Income &Growth Portfolio of the Trust ("American  Century  Portfolio" and,  together with MFS Portfolio,  the  "Portfolios").  The Trustees of the Trust unanimously recommend that you consider and approve this proposal.  If the shareholders of the MFS Portfolio approve the proposal,  you will beneficially own shares of the American Century Portfolio equal in value to your investment in the American Century Portfolio.  You will no longer own shares of the MFS Portfolio, and the MFS Portfolio will no longer exist.

You will not have a taxable gain or loss on the exchange of your shares in the proposed transaction.

American Skandia Investment Services,  Incorporated and Prudential Investments LLC, the Portfolios'  investment managers,  believe that combining the assets of the Portfolios is appropriate and that the single, larger fund that would result from the transaction may be able to benefit from reduced trading costs and increased operational efficiencies, leading to reductions in the expenses that are borne by shareholders for the operation of the MFS Portfolio.

Your vote is important no matter how large or small your holdings are. We urge you to read the  Prospectus/Proxy  Statement  thoroughly and to indicate your voting instructions on the enclosed Proxy Card(s),  date and sign it, and return it promptly in the envelope provided to be received by American  Skandia on or before the close of business on April __, 2004.  The shares that you  beneficially  own will be voted in accordance  with  instructions  received by that date.  All shares of the MFS Portfolio for which instructions are not received will be voted in the same proportion as the votes cast by contract owners on the proxy issues presented.

Any questions or concerns you may have regarding the special meeting or the proxy should be directed to your financial representative.

Sincerely,

David R. Odenath, Jr.
President and Chief Executive Officer
American Skandia Life Assurance Corporation

                                                                                                                    OF THE AST MFS GROWTH WITH INCOME PORTFOLIO
                                                                                                                                         OF
                                                                                                                               AMERICAN SKANDIA TRUST

                                                                                                                                     To be held
                                                                                                                                   April __, 2004

To the Shareholders of the AST MFS Bond Portfolio of American Skandia Trust:

                  Notice is hereby given that a Special Meeting of Shareholders of the AST MFS Growth with Income Portfolio ("MFS  Portfolio") of American Skandia Trust (the "Trust"),  will be held at One Corporate Drive,  Shelton,  Connecticut  06484 on April __, 2004 at ___
a.m. Eastern Time, or at such adjourned time as may be necessary to vote (the "Meeting"), for the following purposes:

                  I.                To approve a Plan of Reorganization of the Trust on behalf of the MFS Portfolio and the AST American Century Income &Growth Portfolio of the Trust ("American  Century  Portfolio"),  that provides for the acquisition of substantially all of the assets of American Century Portfolio in exchange for shares of the MFS Portfolio, the distribution of such shares to the shareholders of the MFS Portfolio, and the complete liquidation and dissolution of the MFS Portfolio.

II.               To transact such other business as may properly come before the Meeting or any adjournment thereof.

A copy of the Plan of Reorganization is attached as Exhibit A to the Prospectus/Proxy Statement.

                  The matters referred to above are discussed in detail in the  Prospectus/Proxy  Statement attached to this Notice. The Board of Trustees has fixed the close of business on March 2, 2004 as the record date for determining  shareholders  entitled to notice of, and to vote at, the Meeting, and only holders of record of shares at the close of business on that date are entitled to notice of, and to vote at, the Meeting.  Each share of the MFS Portfolio is entitled to one vote on each proposal.

                  You are  cordially  invited to attend the Meeting.  If you do not expect to attend,  you are  requested  to complete,  date and sign the enclosed  form of proxy and return it promptly in the  envelope  provided for that  purpose.  Alternatively, you may vote electronically as described in the Prospectus/Proxy Statement.  The enclosed proxy is being solicited on behalf of the Board of Trustees.

YOUR VOTE IS IMPORTANT.  IN ORDER TO AVOID THE UNNECESSARY EXPENSE OF FURTHER  SOLICITATION,  WE URGE YOU TO INDICATE VOTING  INSTRUCTIONS ON THE ENCLOSED PROXY, DATE AND SIGN IT, AND RETURN IT PROMPTLY IN THE ENVELOPE PROVIDED,  NO MATTER HOW LARGE OR SMALL YOUR HOLDINGS MAY
BE.  YOU MAY REVOKE IT AT ANY TIME PRIOR TO ITS USE.  THEREFORE, BY APPEARING AT A MEETING, AND REQUESTING REVOCATION PRIOR TO THE VOTING, YOU MAY REVOKE THE PROXY AND YOU CAN THEN VOTE IN PERSON.

                                                                        By order of the Board of Trustees

                                                                        Edward P. Macdonald
                                                                        Assistant Secretary
                                                                        American Skandia Trust

March __, 2004

                                                                                                                                                                                                                                             Doc. #751552v.2

                                                                                                                                                                                                                                             Doc. #751552v.2

                                                                                                                 PROSPECTUS/PROXY STATEMENT
                                                                                                                     TABLE OF CONTENTS

                                                                                                                                                                                                                                      Page
                                                                                                                                                                                                                                      ----
Cover Page        ...
Summary           ...
                  The Proposal      .......................................................................................................................................................................................
                  Shareholder voting...
Comparisons of Some Important Features of the Portfolios...................................................................................................................................................................
                  The investment objective and strategies of the Portfolios................................................................................................................................................
                  Other Non-Fundamental Investment Policies of the Portfolios..............................................................................................................................................
                  Fundamental Investment Restrictions of the Portfolios....................................................................................................................................................
                  Risks of Investing in the Portfolios.....................................................................................................................................................................
                  Management of the Trust and the Portfolios...............................................................................................................................................................
                  Valuation
                  Distribution Plan .......................................................................................................................................................................................
                  Purchases, Redemptions, Exchanges and Distributions......................................................................................................................................................
                  Fees and expenses .......................................................................................................................................................................................
                  Expense examples  .......................................................................................................................................................................................
                  Other key features of the Portfolios.....................................................................................................................................................................
Reasons for the Transaction         .......................................................................................................................................................................................
Information about the Transaction   .......................................................................................................................................................................................
                  Closing of the Transaction...............................................................................................................................................................................
                  Expenses of the Transaction..............................................................................................................................................................................
                  Tax Consequences of the Transaction......................................................................................................................................................................
                  Characteristics of the AST American Century Income &Growth Portfolio shares.............................................................................................................................
                  Capitalization of the Portfolios and Capitalization after the Transaction................................................................................................................................
Voting Information                  .......................................................................................................................................................................................
                  Required vote     .......................................................................................................................................................................................
                  How to vote       .......................................................................................................................................................................................
                  Revoking proxies  .......................................................................................................................................................................................
                  Other matters     .......................................................................................................................................................................................
                  Who may vote      .......................................................................................................................................................................................
                  Solicitation of proxies..................................................................................................................................................................................
Additional Information about the Trust and the Portfolios..................................................................................................................................................................
Principal Holders of Shares         .......................................................................................................................................................................................
Exhibits to Prospectus/Proxy Statement.....................................................................................................................................................................................
                  Exhibit A - Plan of Reorganization (attached)............................................................................................................................................................          A-1
                  Exhibit B - Prospectus for the AST American Century Income &Growth
                                    Portfolio dated May 1, 2003...............................................................................................................................................................(enclosed)
                  Exhibit C - AST Annual Report to Shareholders for fiscal year ended
                                    December 31, 2003.........................................................................................................................................................................(enclosed)

                                                                                                                   AMERICAN SKANDIA TRUST
                                                                                                                    One Corporate Drive
                                                                                                                        P.O. Box 883
                                                                                                                 Shelton, Connecticut 06484

                                                                                                                 PROSPECTUS/PROXY STATEMENT
                                                                                                                    Dated April ], 2004

                                                                                                              Acquisition of the Assets of the

                                                                                                            AST MFS Growth with Income Portfolio

                                                                                    By and in exchange for shares of the AST American Century Income &Growth Portfolio

                  This  Prospectus/Proxy  Statement is furnished in connection with a Special Meeting (the "Meeting") of shareholders  the AST MFS Growth with Income  Portfolio (the "MFS  Portfolio"),  a series of American  Skandia Trust (the "Trust"), called by the Trust to approve or disapprove a Plan of  Reorganization  (the "Plan").  If shareholders of the MFS Portfolio vote to approve the Plan, you will receive shares of the AST American  Century Income &Growth  Portfolio (the "American Century
Portfolio" and, together with the MFS Portfolio, each, a "Portfolio" and collectively,  the "Portfolios"),  a series of the Trust, equal in value to your investment in shares of the MFS Portfolio, as provided in the Plan and described at greater length below.  The MFS Portfolio will then be liquidated and dissolved.

                  The  Meeting  will  be  held  at One  Corporate  Drive,  Shelton,  Connecticut  06484  on [ ],  2004 at [ ]  [a.m.][p.m.]  Eastern  time.  The  Board  of  Trustees  of the  Trust  is  soliciting  these  proxies  on  behalf  of the MFS
Portfolio.  This Prospectus/Proxy Statement will first be sent to shareholders on or about [                       ], 2004.

                  The Trust serves primarily as an underlying mutual fund for variable annuity contracts and variable life insurance policies ("variable  insurance  products") issued by life insurance companies  ("Participating  Insurance  Companies"), including American Skandia Life Assurance  Corporation  ("ASLAC"),  an affiliate of ASISI. ASLAC holds assets invested in these contracts and policies in various variable accounts,  each of which is divided into sub-accounts  investing exclusively in a mutual fund or in a portfolio of a mutual fund. Therefore,  variable annuity contract owners and variable life insurance policy holders  ("Contractowners") who have allocated their account values to applicable  sub-accounts of the American Skandia Life
Assurance  Corporation  Variable Account B are indirectly  invested in the MFS Portfolio through their contracts or policies and should consider  themselves  shareholders of the MFS Portfolio for purposes of this  Prospectus/Proxy  Statement.  ASLAC is required to offer Contractowners the opportunity to instruct it, as owner of record of shares held in the MFS Portfolio by its separate accounts, as to how it should vote on the Plan at the Meeting and at any adjournments thereof.

                  The primary investment  objective of the MFS Portfolio is to seek long-term growth of capital with a secondary objective to seek reasonable current income. The primary investment  objective of the American Century Portfolio is to seek capital growth and its secondary objective is to seek current income.  Each Portfolio invests primarily in equity securities.

                  This  Prospectus/Proxy  Statement gives the information  about the proposed  reorganization  and issuance of shares of the American Century  Portfolio that you should know before  investing.  You should retain it for future reference.
Additional information about the American Century Portfolio and the proposed reorganization has been filed with the Securities and Exchange Commission ("SEC") and can be found in the following documents:

|_|               The Prospectus for the Portfolios dated May 1, 2003 is included with and considered a part of this Prospectus/Proxy Statement.

|_|               A Statement of Additional Information ("SAI") relating to this Prospectus/Proxy Statement dated April , 2004 has been filed with the SEC and is incorporated by reference into this Prospectus/Proxy Statement.

|_|               The Trust's Annual Report to Shareholders for fiscal year ended on December 31, 2003 is included with and considered a part of this Prospectus/Proxy Statement.

                  You may request a free copy of the SAI relating to this Prospectus/Proxy Statement or other documents related to the Trust without charge by calling 1-800-752-6342 or by writing to the Trust at the above address.

                  The SEC has not approved or disapproved these securities or passed upon the adequacy of this Prospectus/Proxy Statement.  Any representation to the contrary is a criminal offense.

                  Mutual fund shares are not deposits or  obligations  of, or guaranteed or endorsed by, any bank,  and are not insured by the Federal  Deposit  Insurance  Corporation  or any other U.S.  government  agency.  Mutual fund shares  involve investment risks, including the possible loss of principal.

SUMMARY

                  This is only a summary of certain information contained in this Prospectus/Proxy Statement. You should read the more complete information in the rest of this Prospectus/Proxy  Statement,  including the Plan (attached as Exhibit A) and the Prospectus for the Portfolios (attached as Exhibit B).

The Proposal

                  You are being asked to consider and approve a Plan of  Reorganization  that will have the effect of combining the MFS Portfolio and the American Century Portfolio into a single mutual fund. If shareholders of the MFS Portfolio vote to approve the Plan, the assets of the MFS Portfolio will be transferred to the American Century Portfolio in exchange for a then equal value of shares of the American Century  Portfolio.  Shareholders of the MFS Portfolio will have their shares exchanged for shares of the American Century  Portfolio of equal dollar value based upon the value of the shares at the time the MFS Portfolio's  assets are transferred to the American Century  Portfolio.  After the transfer of assets and exchange of shares have been completed,  the MFS Portfolio will be liquidated and dissolved.  The proposed  reorganization is referred to in this  Prospectus/Proxy  Statement as the  "Transaction." As a result of the Transaction,  you will cease to be a shareholder of the MFS
Portfolio and will become a shareholder of the American Century Portfolio.

                  For the reasons set forth in the "Reasons for the  Transaction"  section,  the Board of Trustees of the Trust has  determined  that the  Transaction is in the best  interests of the  shareholders  of the MFS Portfolio and the American
Century Portfolio, and has also concluded that no dilution in value would result to the shareholders of either Portfolio as a result of the Transaction.

The Board of Trustees of the Trust, on behalf of the MFS Portfolio and the American Century Portfolio, has approved the Plan and unanimously recommends that you vote to approve the Plan.

Shareholder voting

                  Shareholders  who own shares of the MFS  Portfolio  at the close of business on March 2, 2004,  (the  "Record  Date") will be entitled  to instruct  ASLAC how to vote at the  Meeting,  and will be entitled to give voting  instructions equivalent to one vote for each full share and a fractional vote for each fractional share that they hold of the MFS Portfolio.  To approve the Transaction for the  reorganization of the MFS Portfolio,  the affirmative vote of the holders of a majority of the total number of shares of capital stock of the MFS Portfolio outstanding and entitled to vote thereon must be voted in favor of the Plan.

                  Please provide voting instructions as soon as you receive this  Prospectus/Proxy  Statement.  You may place your voting instructions to ASLAC by completing and signing the enclosed ballot (the "proxy card") or by phone. If you vote by either of these methods, your votes will be officially cast at the Meeting by ASLAC acting through the persons appointed as proxies.

                  You can revoke or change your voting instructions at any time until the vote is taken at the Meeting.  For more details about shareholder voting, see the "Voting Information" section of this Prospectus/Proxy Statement.

COMPARISONS OF IMPORTANT FEATURES OF THE FUNDS

The investment objective and strategies of the Portfolios

                  This section  describes the investment  policies of the MFS Portfolio and the American  Century  Portfolio and the differences  between them. For a complete  description of the investment  policies and risks of the MFS Portfolio,  you should read the Prospectus for the Portfolios that is enclosed with this Prospectus/Proxy Statement.

                  The investment  objectives of the Portfolios are comparable.  The primary  investment  objective of the MFS Portfolio is to seek long-term  growth of capital with a secondary  objective to seek reasonable  current income.  The primary investment  objective of the American Century Portfolio is to seek capital growth and its secondary  objective is to seek current income.  The investment  objective for the MFS Portfolio and the American Century Portfolio are  non-fundamental  policies and can be changed without shareholder approval.

                  The MFS Portfolio and the American  Century  Portfolio  invest  primarily in equity  securities.  Each of the Portfolios  pursues its investment  objective  through  various  investment  strategies that are employed by the Portfolio's sub-advisor ("Sub-advisor").

                  Pursuant to its investment strategy,  the MFS Portfolio invests in common stocks and related securities,  such as preferred stocks,  convertible  securities and depositary receipts.  Under normal circumstances,  the MFS Portfolio will invest at least 65% of its net assets in such  securities.  Generally,  the stocks in which the MFS Portfolio  invests are anticipated by the  Sub-advisor to pay dividends.  While the MFS Portfolio may invest in companies of any size, the MFS Portfolio generally focuses on companies with larger market  capitalizations  that the Sub-advisor  believes have sustainable  growth prospects and attractive  valuations based on current and expected earnings or cash flow. The Sub-advisor uses a "bottom up," as opposed to "top down,"  investment  style in managing the MFS Portfolio.  This means that  securities are selected based upon  fundamental  analysis of individual  companies by the  Sub-advisor.  In this regard,  the  Sub-advisor  for the MFS Portfolio generally selects securities without regard to any defined allocation among industry sectors or other similar selection criteria.  The MFS Portfolio may invest up to 20% of its net assets in foreign securities.

                  The American Century Portfolio's  investment strategy utilizes quantitative  management techniques in a two-step process that draws heavily on automated analytical processes.  In the first step, the Sub-advisor ranks stocks,  focusing primarily on the 1,500 largest  publicly  traded U.S.  companies  (measured by market  capitalization).  Using a computer model that combines  measures of a stock's value and measures of its growth  potential,  the  Sub-advisor  for the American Growth
Portfolio ranks such securities from the most attractive to the least attractive based on value and growth.  To measure value,  the Sub-advisor uses ratios of stock price to book value and stock price to cash flow, among others  indicators.  To measure growth, the Sub-advisor uses, among other things, the rate of growth in a company's earnings and changes in its earnings estimates.  Using a technique called portfolio optimization,  the Sub-advisor for the American Century Portfolio builds a portfolio of stocks based on the ranking  described  above.  The goal is to create an equity  portfolio that provides  better returns than the S&P 500(R)without taking on significant  additional  risk. The  Sub-advisor  attempts to create a dividend yield for the
Portfolio that will be greater than that of the S&P 500(R). The Sub-advisor  intends to keep the American Century  Portfolio as fully invested in stocks as practicable  regardless of the movement of stock prices  generally.  Although the Sub-advisor does not currently intend to do so, the American Century Portfolio may invest an unlimited amount of its assets in the securities of foreign issuers.

                  Thus, the MFS Portfolio  pursues its investment  objective by focusing on issuers that the Sub-advisor  believes have sustainable  growth  prospects and attractive  valuations based on earnings or cash flow, while the American Century
Portfolio  pursues its objective by relying heavily on automated  processes and multiple  indicators that focuses on value and potential for growth.  In addition,  the MFS Portfolio is not necessary  linked to a particular  index,  whereas the American
Century Portfolio  Portfolios is managed with reference to the S&P 500(R). The American Century Portfolio may invest a higher percentage of its assets in the securities of foreign issuers as compared to the MFS Portfolio,  however,  this is not a primary investment strategy of the American Century Portfolio.

Other non-fundamental investment policies of the Portfolios

                  Each of Portfolio invests primarily in stocks and related equity securities.  Under certain  circumstances,  each Portfolio may invest a portion of its assets in other types of investments or employ alternative  investment strategies.
In general,  each Portfolio may invest in debt securities and certain types of derivatives.  As described more fully below,  each Portfolio may have  limitations on the extent to which it may pursue these types of investments.  Both Portfolios may make short sales "against the box" as described in the Trust's current Prospectus.

                  The MFS Portfolio may invest in debt  securities,  including  variable and floating rate securities and zero coupon,  deferred  interest and pay-in-kind  bonds.  The MFS Portfolio may purchase and sell futures  contracts on securities indices, foreign currencies and interest rates for hedging and non-hedging purposes. The MFS Portfolio may also enter into forward contracts for the purchase or sale of foreign currencies for hedging and non-hedging purposes.

                  The American Century Portfolio may invest in convertible debt securities,  equity-equivalent  securities,  foreign securities,  short-term  instruments and non-leveraged stock index futures contracts.  The Sub-advisor for the American
Century Portfolio believes that stock index futures contracts can help the Portfolio's cash assets remain liquid while performing more like stocks.  Certain of these derivative  securities may be described as  "index/structured"  securities,  which are securities whose value or performance is linked to other equity securities (as in the case of depositary  receipts),  currencies,  interest rates,  securities indices or other financial indicators  ("reference  indices").  However, the American Century
Portfolio may not invest in a derivative  security unless the reference index or the instrument to which it relates is an eligible  investment for the American Century Portfolio.  For example, a security whose underlying value is linked to the price of oil would not be a permissible investment because the American Century Portfolio may not invest in oil and gas leases or futures.

                  Although the Portfolios do not expect to do so ordinarily,  during periods of adverse market  conditions,  each Portfolio may invest all or  substantially  all of its assets  temporarily in a defensive  manner.  When investing in this manner, the Portfolios may invest in high-grade,  short-term,  fixed-income  securities (which may include U.S. Government  securities) or hold its assets in cash. While a Portfolio is in a defensive position,  the opportunity to achieve its investment objective will be limited.

Fundamental investment restrictions of the Portfolios

                  As noted above, a Portfolio may not change a fundamental  investment  restriction  without the prior approval of its shareholders.  A non-fundamental  investment  policy,  however,  may be changed without  shareholder  approval.  Each
Portfolio has adopted identical fundamental investment restrictions,  which limit a Portfolio's ability to: (i) issue senior securities;  (ii) borrow money (except for non-leveraging,  temporary or emergency purposes); (iii) underwrite securities; (iv)
purchase or sell real estate; (v) purchase or sell physical commodities;  (vi) make loans (except for certain securities lending  transactions);  and (vii) concentrate its investments by investing more than 25% of the value of the Portfolio's assets in securities of issuers having their principal business activities in the same industry.

                  In addition,  each Portfolio has adopted a fundamental  investment  restriction to diversify its investments.  Accordingly,  the MFS Portfolio and the American Century Portfolio are considered  "diversified funds" under the Investment
Trust Act of 1940 (the "Investment Trust Act").  This means that, with respect to 75% of the value of each Portfolio's total assets,  each Portfolio invests in cash, cash items,  obligations of the U.S.  Government,  its agencies or  instrumentalities, securities of other investment  companies and "other  securities." The "other securities" are subject to the requirement that not more than 5% of total assets of the Portfolio will be invested in the securities of a single issuer and that the Portfolio will not hold more than 10% of any single issuer's  outstanding voting securities.  Accordingly,  a Portfolio may not purchase the securities of any issuer if, as a result, the Portfolio would fail to be a diversified  company within the meaning of the
Investment Trust Act and the rules and regulations promulgated thereunder.

Risks of investing in the Portfolios

                  Like all investments,  an investment in the Portfolios involves risk. There is no assurance that any of the Portfolios will meet its investment  objective.  As with any mutual fund investing  primarily in equity securities,  the value of the securities held by a Portfolio may decline.  Stocks can decline for many reasons,  including reasons related to the particular company,  the industry of which it is a part, or the securities markets generally.  These declines may be substantial.
In addition, there are certain risks that are associated with the particular investment strategies employed by each Portfolio.

                  The MFS Portfolio is subject to similar risks of other  investment  companies that invest  primarily in common  stocks.  In general,  the MFS Portfolio is subject to the risk that the value of the securities  held by the Portfolio may decline in value,  either because of changing economic,  political or market conditions or because of the economic condition of the company that issued the security.  These declines in value may be substantial.  In light of the MFS Portfolio's focus on income-producing  large-cap stocks, the risk and share price fluctuations of the MFS Portfolio (and its potential for gain) may be less than many other investment  companies that invest in stocks without regard for current income. The MFS Portfolio may invest in foreign companies,  including companies located in developing  countries,  and to the extent that it invests in such securities,  it will be subject to risks relating to political,  social and economic conditions abroad,  risks resulting from differing regulatory standards in non-U.S. markets, and fluctuations in currency exchange rates.

                  The American  Century  Portfolio is subject to similar risks.  Because the American  Century  Portfolio is managed to the S&P 500(R)Index, its performance will be closely tied to the performance of the S&P 500(R). If the value of the S&P
500(R)declines,  it is likely that the American Century  Portfolio's share price will also decline.  The American Century Portfolio's  investments in income-producing  stocks may reduce, at least to some degree, the American Century Portfolio's level of risk and share price  fluctuation--as  well as its potential for gain--relative to the S&P 500(R).  However, if the stocks that make up the S&P 500(R)do not have a high dividend yield at a given time, then the American Century Portfolio will not have a high dividend yield. In addition,  to the extent that the American Century Portfolio invests a greater percentage of its assets in the securities of foreign issuers as compared to the MFS Portfolio,  the American Century Portfolio will be subject to greater risks associated with such foreign securities.

                  For more information  about the risks  associated with the Portfolios'  investment  strategies,  see the Portfolios'  Prospectus,  and for a more detailed  discussion of the Portfolios'  investments,  see the Portfolios'  Statement of
Additional Information, both of which are incorporated into this Proxy Statement by reference.

Federal Income Tax Considerations

                  Each Portfolio is treated as a separate  entity for federal  income tax purposes.  Each Portfolio has qualified and elected or intends to qualify and elect to be treated as a "regulated  investment  company" under  Subchapter M of the
Internal  Revenue Code of 1986,  as amended (the "Code"),  and intends to continue to so qualify in the future.  As a regulated  investment  company,  a Portfolio  must,  among other  things,  (a) derive at least 90% of its gross income from dividends, interest,  payments with respect to loans of stock and securities,  gains from the sale or other disposition of stock,  securities or foreign currency and other income (including but not limited to gains from options,  futures,  and forward  contracts)
derived with respect to its business of investing in such stock,  securities or foreign  currency;  and (b) diversify its holdings so that, at the end of each quarter of its taxable year, (i) at least 50% of the value of the Portfolio's total assets is represented by cash, cash items, U.S. Government  securities,  securities of other regulated investment companies,  and other securities limited, in respect of any one issuer, to an amount not greater than 5% of the Portfolio's total assets, and 10% of the  outstanding  voting  securities of such issuer,  and (ii) not more than 25% of the value of its total assets is invested in the  securities  of any one issuer (other than U.S.  Government  securities  or  securities of other  regulated  investment companies).  As a regulated  investment company, a Portfolio (as opposed to its shareholders) will not be subject to federal income taxes on the net investment income and capital gain that it distributes to its shareholders,  provided that at least 90%
of its net investment income and realized net short-term capital gain in excess of net long-term capital loss for the taxable year is distributed in accordance with the Code's timing requirements

                  The Transaction may entail various tax consequences, which are discussed under the caption "Tax Consequences of the Transaction."

Management of the Trust and the Portfolios

                  American Skandia Investment Services,  Inc. ("ASISI"),  One Corporate Drive, Shelton,  Connecticut,  and Prudential  Investments LLC ("PI"),  Gateway Center Three, 100 Mulberry Street, Newark, New Jersey, serve as co-managers (each an
"Investment Manager" and together the "Investment  Managers") pursuant to an investment  management  agreement with the Trust on behalf of each Portfolio (the "Management  Agreement").  Under the Management  Agreement,  PI, as co-manager,  will provide supervision and oversight of ASISI's investment management  responsibilities  with respect to the Trust.  Pursuant to the Management Agreement,  the Investment Managers jointly administer each Portfolio's business affairs and supervise each Portfolio's investments.  Subject to approval by the Board of Trustees,  the Investment  Managers may select and employ one or more  sub-advisors for a Portfolio,  who will have primary  responsibility  for determining what investments the Portfolio will purchase, retain and sell.  Also subject to the approval of the Board of Trustees,  the Investment  Managers may  reallocate a Portfolio's  assets among  sub-advisors  including (to the extent  legally  permissible)  affiliated  sub-advisors,  consistent  with a
Portfolio's investment objectives.

                  The Trust has obtained an exemption from the SEC that permits an Investment Manager to change sub-advisors for each of its series,  including the Portfolios and to enter into new sub-advisory  agreements without obtaining  shareholder approval of the such changes.  Any such sub-advisor  change would be subject to approval by the Board of Trustees of the Trust. This exemption (which is similar to exemptions  granted to other investment  companies that are operated in a similar manner as the Trust) is intended to facilitate the efficient supervision and management of the sub-advisors by the Investment Managers and the Trustees of the Trust.

                  With respect to the Portfolios, the Investment Managers currently engage the following Sub-advisors to manage the investments of the Portfolios in accordance with the Portfolio's investment objective,  policies and limitations and any investment guidelines established by the Investment Managers. Each Sub-advisor is responsible,  subject to the supervision and control of the Investment Managers, for the purchase,  retention and sale of securities in a Portfolio's investment portfolio under its management.

                  Massachusetts  Financial Services Company ("MFS"),  which is located at 500 Boylston Street,  Boston,  Massachusetts  02116,  serves as Sub-advisor for the MFS Portfolio,  as well as the AST MFS Global Equity Portfolio and the AST MFS
Growth Portfolio. MFS and its predecessor organizations have a history of money management dating from 1924. As of December 31, 2003, the net assets under the management of the MFS organization were approximately $140.3 billion.

                  The MFS Portfolio is managed by a committee  comprised of various portfolio  managers under the general  supervision of John D. Laupheimer and Mitchell D. Dynan. Both have managed the MFS Portfolio since its inception.  Mr. Laupheimer is a Senior Vice President of MFS, and has been employed by MFS in the investment management area since 1981. Mr. Dynan is also a Senior Vice President of MFS, and has been employed by MFS in the investment management area since 1986.

                  American Century Investment Management,  Inc. ("American Century"),  American Century Tower, 4500 Main Street, Kansas City, Missouri 64111, serves as Sub-advisor for the American Century Portfolio,  as well as the AST American Century
International Growth Portfolio and the AST American Century Strategic Balanced Portfolio.  American Century has been providing investment advisory services to investment companies and institutional  clients since 1958. As of December 31, 2003, American
Century and its affiliates managed assets totaling approximately $87.4 billion. American Century utilizes a team of portfolio managers, assistant portfolio managers and analysts acting together to manage the assets of the Portfolios.

                  The portfolio manager members of the portfolio team responsible for the day-to-day management of the American Century Portfolio are John Schniedwind,  Kurt Borgwardt,  Jeffrey R. Tyler, William Martin and Vivienne Hsu. Mr. Schniedwind
is Senior Vice President and Group Leader -- Quantitative  Equity for American  Century,  and has been with American Century since 1982. He is a Chartered  Financial  Analyst.  Mr.  Borgwardt is Vice President and Senior Portfolio  Manager for American
Century,  and has been with American Century since 1990. He is a Chartered Financial Analyst.  Mr. Tyler, Senior Vice President and Portfolio Manager,  joined American Century in 1988. He is a Chartered Financial Analyst. Mr. Martin, Vice President and
Senior Portfolio Manager, joined American Century in 1989. He is a Chartered Financial Analyst. Ms. Hsu, Portfolio Manager, has been with American Century since July 1997. She is a Chartered Financial Analyst.

                  Pursuant to the Management  Agreement,  ASISI receives a monthly  investment  management fee for the performance of its services.  The investment  management fee is accrued daily for the purposes of determining the sale and redemption price of a Portfolio's shares.  ASISI pays each Sub-advisor a portion of such fee for the performance of the sub-advisory services at no additional cost to a Portfolio.

                  Under the Management  Agreement with respect to the MFS Portfolio,  the MFS Portfolio is obligated to pay ASISI an annual investment  management fee equal to 0.90% of its average daily net assets.  Under the Management  Agreement with respect to the American Century  Portfolio,  the American  Century  Portfolio is obligated to pay ASISI an annual  investment  management fee equal to 0.75% of its average daily net assets.  Consequently,  the shareholders of the MFS Portfolio will pay investment  management fees at a lesser rates as a result of the Transaction.  During the calendar year ended December 31, 2003, the MFS Portfolio paid $794,851 in investment  management fees to ASISI. If the fee rate applicable to the American Century
Portfolio had been in effect during such period, the MFS Portfolio would have paid $662,376 in investment management fees to ASISI.

                  In addition,  ASISI has  voluntarily  agreed to waive a portion of the  investment  management  fee equal to 0.05% of the average daily net assets in excess of $1 billion for each of the  Portfolios.  ASISI any terminate  these waiver agreements at any time after April 30, 2004.

                  ASISI pays each  Sub-advisor a portion of the investment  management  fee that ASISI receives from each  Portfolio.  ASISI pays such  sub-advisory  fees without any additional  expense to a Portfolio.  The Portfolios  have  comparable sub-advisory fee arrangements.

                  With respect to the MFS  Portfolio,  ASISI pays MFS an annual rate equal to the following  percentages  of the combined  average daily net assets of the MFS  Portfolio,  the AST MFS Growth  Portfolio and the domestic  equity series of
American Skandia Advisor Funds, Inc. that is managed by MFS: 0.40% of the portion of the combined average daily net assets not in excess of $300 million;  plus 0.375% of the portion over $300 million but not in excess of $600 million; plus 0.35% of the portion over $600 million but not in excess of $900 million; plus 0.325% of the portion over $900 million but not over $1.5 billion; plus 0.25% of the portion in excess of $1.5 billion.

                  With respect to the American Century  Portfolio,  ASISI pays American Century an annual rate equal to 0.40% of the portion of the average daily net assets of the American Century Portfolio not in excess of $100 million;  plus 0.35% of the portion of the net assets over $100 million but not in excess of $500 million; plus 0.30% of the portion of the net assets over $500 million.

                  As a result of the  Transaction,  at asset levels in excess of $100 million,  ASISI will be required to pay a lesser portion of its investment  management fees for  sub-advisory  services in respect of the MFS Portfolio  assets giving effect to the sub-advisory fees payable to American  Century.  As assets levels above $1.5 billion,  ASISI will be required to pay a greater portion of its management fees for sub-advisory  services in respect of the MFS Portfolio assets as a result of the Transaction.  These sub-advisory fees are paid by the Investment Manager and are not paid by the Portfolios.

Distribution Plan

                  The Trust has adopted a Distribution Plan (the "Plan") under Rule 12b-1 of the Investment  Company Act, which is applicable to each of its series,  including the Portfolios.  The Plan permits American Skandia  Marketing,  Incorporated
("ASMI") and Prudential  Investment Management Services LLC ("PIMS") to receive brokerage  commissions in connection with purchases and sales of securities by the Portfolios,  and to use these commissions to promote the sale of variable contracts,  the premiums for which may be invested in shares of the Trust. Under the Plan,  securities  transactions for a Portfolio may be directed to certain brokers for execution ("clearing brokers") who have agreed to pay part of the brokerage commissions received on these transactions to ASMI and PIMS for "introducing"  transactions to the clearing broker. In turn, ASMI and PIMS use the brokerage  commissions received as an introducing broker to pay various  distribution-related  expenses,  such as advertising, printing of sales materials and payments to dealers, as well as to cover administrative costs associated with the operation of the Distribution Plan.

                  Neither  Portfolio  pays any type of fee or charge  resulting  from the  Distribution  Plan that it would not otherwise pay, nor is it expected that the brokerage  commissions  paid by either  Portfolio will be higher as the result of directing commissions under the Distribution Plan than would otherwise be the case.  Completion of the Transaction will not affect the operation of the Distribution Plan for the American Century Portfolio.

Valuation

                  The net asset value per share ("NAV") of each Portfolio is determined as of the time of the close of the New York Stock  Exchange (the "NYSE") (which is normally 4:00 p.m.  Eastern Time) on each day that the NYSE is open for business.
NAV is determined by dividing the value of a Portfolio's total assets, less any liabilities,  by the number of total shares of that Portfolio  outstanding.  In general, the assets of each Portfolio are valued on the basis of market quotations. However, in certain  circumstances  where market quotations are not readily available or are believed to be inaccurate,  assets are valued by methods that are believed to accurately  reflect their fair value.  Because NAV is calculated and purchases may be made only on business days, and because securities traded on foreign exchanges may trade on other days, the value of a Portfolio's investments may change on days when shares cannot be purchased or redeemed.

Purchases, Redemptions, and Distributions

                  Purchases of shares of the Portfolios may be made only by separate accounts of Participating  Insurance Companies for the purpose of investing assets attributable to variable annuity contracts and variable life insurance policies held by  Contractowners,  or by qualified plans.  The separate  accounts of the  Participating  Insurance  Companies place orders to purchase and redeem shares of the Trust based on, among other things,  the amount of premium payments to be invested and the amount of surrender and transfer  requests to be effected on that day under the variable  annuity  contracts and variable life  insurance  policies.  Orders are effected on days on which the NYSE is open for trading.  Orders  received  before 4:00 P.M.
Eastern time are effected at the NAV determined as of 4:00 P.M.  Eastern Time on that same day. Orders  received after 4:00 P.M.  Eastern Time are effected at the NAV calculated the next business day.  Payment for redemptions  will be made within seven days after the request is received. The Trust does not assess any fees, either when it sells or when it redeems its securities.  However,  surrender charges,  mortality and expense risk fees and other charges may be assessed by Participating  Insurance
Companies under the variable annuity  contracts or variable life insurance  policies.  Please refer to the  prospectuses  for the variable annuity  contracts and variable  insurance  policies for further  information on these fees.  Please refer to the prospectuses for the variable annuity contracts and variable insurance policies for further information on these fees.

                  Each Portfolio will distribute substantially all of its income and capital gains to shareholder each year.  Each Portfolio will declare dividends, if any, annually.

Fees and expenses

                  The following table describes the fees and expenses that shareholders may pay if they hold shares of the MFS Portfolio the American Century Portfolio,  as well as the projected fees and expenses of the American Century Portfolio after the Transaction.  The following table does not reflect any fees and expenses of the variable insurance products through which Portfolio shares are purchased.

                                                                                                                                                                                         American Century Portfolio
                                                                                                                                                                                         --------------------------
                                                                                                                   MFS Portfolio               American Century Portfolio                   After Transaction 1
                                                                                                                   --------------              ---------------------------                  -----------------
Shareholder Fees
(fees paid directly from your investment)
     Maximum Sales Charge (Load)
         Imposed on Purchases........................................................................     None                               None                               None
     Maximum Deferred Sales Charge (Load)............................................................     None                               None                               None
     Maximum Sales Charge (Load) Imposed on Reinvested Dividends.....................................
                                                                                                          None                               None                               None
     Redemption Fee..................................................................................     None                               None                               None
     Exchange Fee                                                                                         None                               None                               None

Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)
              Management Fees 2......................................................................   0.90%                               0.75%                             0.75%
              Estimated Distribution (12b-1) Fees 3..................................................   None                                None                              None
              Other Expenses.........................................................................   0.29%                               0.24%                             0.23%
                                                                                                        -----                               -----                             -----
              Total Annual Portfolio Operating Expenses 4............................................   1.19%                               0.99%                             0.98%
                                                                                                        =====                               =====                             =====

1 Projected expenses based on current and anticipated American Century Portfolio's expenses after the Transaction

2 With respect to each Portfolio,  ASISI has  voluntarily  agreed to waive a portion of its fee equal to 0.05% of the average daily net assets in excess of $1 billion of the respective  Portfolio,  however,  neither  Portfolio has reached $1 billion in assets.  The Investment Manager may terminate these voluntary agreements at any time after April 30, 2004.

3 As discussed in greater  detail above under "The  Distribution  Plan," the Trustees of the Trust have adopted a Distribution  Plan under Rule 12b-1 to permit ASMI and PIMS to receive  brokerage  commissions  in connection  with purchases and sales of securities held by the series of the Trust, including the Portfolios,  and to use these commissions to promote the sale of shares of the portfolios.  While the brokerage commission rates and amounts paid by a portfolio are not expected to increase as a result of the Distribution  Plan, the staff of the SEC takes the position that commission amounts received under the Distribution Plan should be reflected as distribution  expenses of the portfolio.  Accordingly,  commissions  received by ASMI and PIMS under the Plan are reflected in the cost of securities  purchased and the proceeds from the sale of securities.  These  commissions are shown in the Statements of Operations as "Distribution  Fees" and a corresponding  reduction "Fees Paid Indirectly."
Net expenses of the Portfolios are unaffected by these commissions.  For the fiscal year ended December 31, 2003, commissions received by ASMI and PIMS totaled $0.

4 The Investment Manager has voluntarily agreed to reimburse the MFS Portfolio for its operating expenses,  exclusive of taxes, interest,  brokerage commissions,  distribution fees and extraordinary  expenses, but inclusive of the management fee, which in the aggregate exceed 1.35% of a Portfolio's average net assets. The Investment Manager has voluntarily agreed to reimburse the American Century Portfolio for its operating expenses, exclusive of taxes, interest,  brokerage commissions,  distribution fees and extraordinary expenses, but inclusive of the management fee, which in the aggregate exceed 1.25% of a Portfolio's average net assets.  The Investment Manager may terminate these voluntary agreements at any time.

Expense  Examples - These  examples are intended to help you compare the cost of investing in the MFS  Portfolio or the  American  Century  Portfolio  with the cost of investing in other mutual  funds,  and the cost of investing in the American Century
Portfolio after the Transaction.  The examples assume that you invest $10,000,  that you receive a 5% return each year, and that the Portfolios' total operating  expenses remain the same.  Although your actual costs may be higher or lower, based on the above assumptions your costs would be:

                                                                                                            1 Year                       3 Years                         5 Years                         10 Years
                                                                                                            ------                       -------                         -------                         --------
MFS Portfolio                                                                                               $121                         $378                            $654                            $1,443
American Century Portfolio                                                                                  $101                         $315                            $547                            $1,213
American Century Portfolio                                                                                  $100                         $312                            $542                            $1,201
(Projected after the Transaction)

Performance

                  The bar charts show the  performance  of each  Portfolio for each full calendar year the Portfolio has been in operation.  The first table below each bar chart shows each such  Portfolio's  best and worst  quarters  during the periods included in the bar chart. The second table shows the average annual total returns before taxes for each Portfolio for 2003 and since inception,  as well as the average annual total returns after taxes on distributions  and after taxes on distributions and redemptions for each Portfolio for 2003 and since inception.

                  This information may help provide an indication of each  Portfolio's  risks by showing changes in performance from year to year and by comparing each  Portfolio's  performance with that of a broad-based  securities  index. The average annual figures reflect sales charges; the other figures do not, and would be lower if they did.  All figures assume reinvestment of dividends.  Past performance does not necessarily indicate how a Portfolio will perform in the future.

MFS Portfolio
-------------

[graph]

                                  ---------------------------------------------------------------------------  -------------------------------------------------------------------------
                                  Best Quarter                                                                 Worst Quarter
                                  ---------------------------------------------------------------------------  -------------------------------------------------------------------------
                                  ---------------------------------------------------------------------------  -------------------------------------------------------------------------
                                  Up 13.60%, 2nd quarter 2003                                                  Down 16.32%, 3rd quarter 2002
                                  ---------------------------------------------------------------------------  -------------------------------------------------------------------------

                                  ---------------------------------------------  ------------------------------------------  -----------------------------------------------------------
                                  Average annual total returns                   Portfolio                                   Index:
                                  For periods ended 12/31/02                                                                 Standard &Poors 500 Index
                                  ---------------------------------------------  ------------------------------------------  -----------------------------------------------------------
                                  ---------------------------------------------  ------------------------------------------  -----------------------------------------------------------
                                  1 year                                                                            21.71%                                                       28.67%
                                  ---------------------------------------------  ------------------------------------------  -----------------------------------------------------------
                                  ---------------------------------------------  ------------------------------------------  -----------------------------------------------------------
                                  Since Inception                                                                   -3.79%                                                       -3.35%
                                  (10/18/99)
                                  ---------------------------------------------  ------------------------------------------  -----------------------------------------------------------

American Century Portfolio
--------------------------

[graph]

                                    ------------------------------------------------------------------------------------------------------  --------------------------------------------------------------------------------------------------
                                    Best Quarter                                                                                            Worst Quarter
                                    ------------------------------------------------------------------------------------------------------  --------------------------------------------------------------------------------------------------
                                    ------------------------------------------------------------------------------------------------------  --------------------------------------------------------------------------------------------------
                                    Up 6.72%, 4th Quarter 1998                                                                              Down 17.11%, 3rd Quarter 2002
                                    ------------------------------------------------------------------------------------------------------  --------------------------------------------------------------------------------------------------

                                    ---------------------------------------------  ------------------------------------------  -----------------------------------------------------------
                                    Average annual total returns                   Portfolio                                   Index:
                                    For periods ended 12/31/02                                                                 Standard &Poors 500 Index
                                    ---------------------------------------------  ------------------------------------------  -----------------------------------------------------------
                                    ---------------------------------------------  ------------------------------------------  -----------------------------------------------------------
                                    1 year                                                                           28.781%                                                       28.67%
                                    ---------------------------------------------  ------------------------------------------  -----------------------------------------------------------
                                    ---------------------------------------------  ------------------------------------------  -----------------------------------------------------------
                                    5 year                                                                             0.74%                                                       -0.57%
                                    ---------------------------------------------  ------------------------------------------  -----------------------------------------------------------
                                    ---------------------------------------------  ------------------------------------------  -----------------------------------------------------------
                                    Since Inception                                                                    5.19%                                                        7.57%
                                    (1/2/97)
                                    ---------------------------------------------  ------------------------------------------  -----------------------------------------------------------
                                    *Prior to May 4, 1999, the AST American Century Income &Growth Portfolio was known as the AST Putnam Value Growth and Income Portfolio, and Putnam Investment Management, Inc. served as Sub-advisor to the Portfolio.

Other key features of the Portfolios.

                  Shares of each portfolio of the Trust are sold only to separate  accounts of insurance  companies for the purpose of investing assets  attributable to variable  insurance  products,  and to certain  tax-deferred  retirement plans. The separate  accounts  place orders to purchase and redeem shares of the Trust at their net asset value based on, among other things,  the amount of premium  payments to be invested and the amount of surrender or transfer  requests to be effected that day under the variable insurance products.  There are no sales commissions charged on the purchase or sale of shares of the Portfolios, although sales charges may apply to transactions in the variable insurance products.

                  Each Portfolio of the Trust complies with the diversification  requirements of Section 817(h) of the Internal Revenue Code of 1986, as amended (the "Code").  In general,  each Portfolio declares and distributes a dividend from its net investment  income  annually,  and  distributes any net realized long- and short-term  capital gains at least annually either during or after the close of the Portfolio's  fiscal year.  Distributions  are made to the various  separate  accounts (not to
Contractowners) in the form of additional shares (not in cash).

The Transaction may entail various tax consequences, which are discussed under the caption "Tax Consequences of the Transaction."

REASONS FOR THE TRANSACTION

                  The Trustees,  including all of the Trustees who are not "interested  persons" of the Trust (the  "Independent  Trustees") have unanimously  determined that the Transaction would be in the best interests of the shareholders of the MFS
Portfolio and the American  Century  Portfolio and that the interests of the  shareholders  of MFS Portfolio and the American  Century  Portfolio  would not be diluted as a result of the  Transaction.  At a meeting held on November 17, 2003,  the Board considered a number of factors, including the following:

o  the compatibility of the Portfolios' investment objectives, policies and restrictions;

o  the relative past and current growth in assets and investment performance of the Portfolios and their respective future prospects for growth;

o  the relative expense ratios of the Portfolios and the impact of the proposed Transaction on the expense ratios;

o                  the estimated costs of the Transaction;

o  the anticipated tax consequences of the Transaction with respect to each Portfolio and its shareholders;

o  the relative size of the MFS Portfolio as compared to the American Century Portfolio;

o                 the past and anticipated future inability of the MFS Portfolio to achieve satisfactory asset growth; and

o                 the potential benefits of the proposed Transaction to the shareholders of each Portfolio, including long-term economies of scale.

                  At the November 19 meeting, the Investment Managers  recommended the Transaction to the Board. In recommending the Transaction,  the Investment Managers advised the Board that the Portfolios have comparable  investment  objectives and policies and similar investment  portfolios.  Moreover,  the Investment  Managers reported that the shareholders of the MFS Portfolio will pay investment  management fees at a lesser rate as shareholders of the American Century Portfolio.  Accordingly,
the Investment  Managers expressed the belief that the Transaction would benefit the shareholders of each of the Portfolios.  In this regard, the Investment  Managers advised the Board that, as of September 30, 2003, the MFS Portfolio had attracted net assets of approximately  $81,000,000,  while the American Century Portfolio had assets of approximately $243,200,000 at that date. In addition, the Investment Managers advised the Board that the MFS Portfolio has higher total cost structures and higher expense ratios (before fee waivers or expense reimbursements) as compared to the American Century Portfolio.  Accordingly,  by merging the Portfolios,  the MFS Portfolio's shareholders would enjoy a greater asset base over which expenses may be spread.
The Board considered the Investment  Managers'  advice that if the merger is approved,  shareholders of the MFS Portfolio  should realize a reduction in both the net annual  operating  expenses and gross annual operating  expenses (that is, without any waivers or reimbursements)  paid on their investment,  although there can be no assurance that operational savings will be realized.  In addition,  the Board considered that, even though expenses would not immediately  decrease for the American Century
Portfolio,  the incremental  assets should help to stabilize  certain  non-distribution  related  expenses.  The Investment  Managers also expressed their belief that a merger of the MFS Portfolio into the American Century  Portfolio should  facilitate marketing efforts for the American Century Portfolio and, in doing so, potentially would enhance asset growth for the benefit of shareholders of both Portfolios.  In addition,  the Board was advised that the expenses associated with the solicitation of proxies would be borne by the Investment Managers.

                  The Board,  including a majority of the Independent  Trustees,  unanimously  concluded that the Transaction is in the best interests of the shareholders of the MFS Portfolio and the American  Century  Portfolio and that no dilution of value would result to the shareholders of the MFS Portfolio or the American Century Portfolio from the Transaction.  Consequently, the Board approved the Plan and recommended that shareholders of the MFS Portfolio vote to approve the Transaction.

                  For the reasons discussed above, the Board of Trustees unanimously recommends that you vote For the Plan.

                  If shareholders of the MFS Portfolio do not approve the Plan, the Board will consider other possible courses of action for the MFS Portfolio,  including,  among others,  consolidation of the MFS Portfolio with one or more funds of the
Trust other than the American Century Portfolio or unaffiliated funds.

INFORMATION ABOUT THE TRANSACTION

                  This is only a summary of the Plan.  You should read the actual Plan attached as Exhibit A.

Closing of the Transaction

                  If shareholders of the MFS Portfolio approve the Plan, the Transaction will take place after various  conditions are satisfied by the Trust on behalf of the MFS Portfolio and the American Century  Portfolio,  including the preparation of certain  documents.  The Trust will determine a specific date for the actual  Transaction to take place.  This is called the "closing date." If the  shareholders of an Acquired  Portfolio do not approve the Plan, the Transaction  will not take place and the Board will consider alternative courses of actions, as described above.

                  If the  shareholders of the MFS Portfolio  approve the Plan, the MFS Portfolio will deliver to the American Century  Portfolio  substantially  all of its assets on the closing date. ASLAC then will make a conforming  exchange of units between the applicable  sub-accounts in its separate accounts.  As a result,  shareholders of the MFS Portfolio will beneficially own shares of the American Century Portfolio that, as of the date of the exchange,  have a value equal to the dollar value of the assets  delivered to the American  Century  Portfolio.  The stock transfer books of the MFS Portfolio will be permanently  closed on the closing date.  Requests to transfer or redeem assets  allocated to the MFS Portfolio may be submitted at any time before the close of the NYSE on the closing date and requests that are received in proper form prior to that time will be effected prior to the closing.

                  To the extent  permitted by law, the Trust may amend the Plan without  shareholder  approval.  It may also agree to terminate and abandon the  Transaction  at any time before or, to the extent  permitted by law,  after the approval by shareholders of the MFS Portfolio.

Expenses of the Transaction

                  The direct expenses  resulting from the Transaction  will be paid by the Investment  Managers (or their  affiliates).  The Portfolios will not incur any expenses  associated with the Transaction.  In addition,  it is expected that the portfolio securities of each of the MFS Portfolio will be transferred in-kind to the American Century Portfolio.  Accordingly, the Transaction will entail little or no expenses in connection with portfolio restructuring.

Tax Consequences of the Transaction

                  The  Transaction  is intended to qualify for U.S.  federal  income tax  purposes as a tax-free  reorganization  under the Code.  In addition,  because the  Portfolios  are offered  through  tax-deferred  variable  insurance  products,
Contractowners  generally would not have any reportable gain or loss for federal income tax purposes even if the Transaction does not qualify as a tax-free  reorganization.  It is a condition to each  Portfolio's  obligation to complete the Transaction that the Portfolios will have received an opinion from Stradley Ronon Stevens &Young, LLP, based upon representations made by each Portfolio, and upon certain assumptions, substantially to the effect that:

                  1. The acquisition by the American Century  Portfolio of the assets of the MFS Portfolio in exchange solely for voting shares of the American Century  Portfolio and the assumption by the American Century  Portfolio of the liabilities, if any, of the MFS Portfolio,  followed by the distribution of the American Century Portfolio shares acquired by the MFS Portfolio pro rata to its shareholders,  will constitute a reorganization  within the meaning of Section 368(a)(1) of the Code, and the American Century Portfolio and the MFS Portfolio each will be "a party to a reorganization" within the meaning of Section 368(b) of the Code;

                  2. The  shareholders  of the MFS  Portfolio  will not  recognize  gain or loss upon the  exchange of all of their  shares of the MFS  Portfolio  solely for shares of the  American  Century  Portfolio,  as  described  in this  combined
Prospectus/Proxy Statement and the Plan;

                  3. No gain or loss will be recognized by the MFS Portfolio upon the transfer of its assets to the American Century  Portfolio in exchange solely for shares of the American  Century  Portfolio and the assumption by the American Century
Portfolio of the  liabilities,  if any, of the MFS Portfolio.  In addition,  no gain or loss will be recognized by the American  Century  Portfolio on the  distribution  of such shares to the  shareholders of the MFS Portfolio in liquidation of the MFS
Portfolio;

                  4. No gain or loss will be recognized by the American  Century  Portfolio upon the acquisition of the assets of the MFS Portfolio in exchange solely for shares of the American  Century  Portfolio and the assumption of the liabilities, if any, of the MFS Portfolio;

                  5. American Century Portfolio's basis for the assets acquired from the MFS Portfolio will be the same as the basis of these assets when held by the MFS Portfolio  immediately before the transfer,  and the holding period of such assets acquired by the American Century Portfolio will include the holding period of these assets when held by the MFS Portfolio;

                  6.  MFS Portfolio's shareholders' basis for the shares of the American Century Portfolio to be received by them pursuant to the reorganization will be the same as their basis in the MFS Portfolio's shares exchanged; and

                  7. The holding period of the American Century  Portfolio shares to be received by the shareholders of the MFS Portfolio will include the holding period of their MFS Portfolio shares  exchanged,  provided such MFS Portfolio shares were held as capital assets on the date of the exchange.

                  Notwithstanding  the above, at any time prior to the closing date, any of the terms or conditions of the Plan may be waived by the Trust's Board of Trustees if, in the judgment of the Board of Trustees,  such action or waiver will not have a material adverse affect on the benefits intended under the Transaction for the Portfolios and their shareholders.

                  Contractowners  should consult the prospectuses of their variable  insurance products for information on the federal tax consequences of owning the product.  Contractowners  should also consult their tax advisors as to state and local tax consequences, if any, of the Transaction, because this discussion only relates to the federal income tax consequences.

Characteristics of the American Century Portfolio shares.

                  Shares of the American  Century  Portfolio  will be  distributed  to  shareholders  of the MFS Portfolio and will have the same legal  characteristics  as the shares of the MFS Portfolio  with respect to such matters as voting rights, assessibility, conversion rights, and transferability.

Capitalizations of the Portfolios and Capitalization after the Transaction.

                  The following table sets forth, as of December 31, 2003, the  capitalization  of shares of the MFS Portfolio,  and the American Century  Portfolio.  The table also shows the projected  capitalization  of the American Century Portfolio shares as adjusted to give effect to the proposed Transaction.  The capitalization of the American Century Portfolio is likely to be different when the Transaction is consummated.

                                                                              MFS Portfolio             American Century Portfolio                                  American Century Portfolio Projected after Transaction

                                                                               (unaudited)                     (unaudited)                     Adjustments                                (unaudited)
                                                                               -----------                     -----------                     -----------                                -----------

Net assets (thousands)..............................................                       $109,339                          $305,810                                                                              $415,091

Total shares outstanding (thousands)................................                         12,996                            25,581                      (3,849)                                                   34,728

Net asset value per share...........................................                          $8.41                            $11.95                                                                                $11.95

VOTING INFORMATION

                  The affirmative vote of a majority of the total number of outstanding  shares of the MFS Portfolio is necessary to approve the Plan. Each shareholder  will be entitled to give voting  instructions  equivalent to one vote for each full share, and a fractional vote for each fractional  share of the MFS Portfolio held at the close of business on the Record Date. If sufficient  votes to approve the Plan are not received by the date of the Meeting,  the Meeting may be adjourned to permit further solicitations of proxies.

                  ASLAC is the  record  owner of more  than [ ]% and ASISI  owns of record [ ]% of the each  Portfolio's  shares.  Shares of the  Portfolio  that it owns will be voted by ASLAC  with  respect  to the Plan in accordance with instructions received in a timely manner from  Contractowners.  In addition,  ASLAC is entitled to vote shares for which no instructions are received and will vote such shares (for the Plan,  against the Plan and abstain) in the same proportion as the votes cast in accordance with instructions  received from  Contractowners.  ASLAC will attend the meeting in person or by proxy and vote its shares for the Plan.  Therefore,  the presence at the Meeting of ASLAC is sufficient to constitute a quorum under the Trust's
By-laws, and substantially all of the shares of the MFS Portfolio will be voted in some manner by ASLAC.

An abstention is not counted as an affirmative vote of the type necessary to approve the Plan and, therefore, instructions to ASLAC to abstain will have the same effect as a vote against the Plan.

How to vote.

                  You can vote your shares in any one of four ways:
o.................By mail, with the enclosed proxy card.
o                 In person at the Meeting. *
                                    o                 By phone

                  If you simply sign and date the proxy but give no voting instructions,  your shares will be voted by ASLAC in favor of the Plan and in accordance with the views of management upon any unexpected matters that come before the Meeting or adjournment of the Meeting.

Revoking Proxies

                  Contractowners  executing and returning  voting  instructions  may revoke such  instructions  at any time prior to its exercise by written notice of such  revocation to the Secretary of the Trust,  by execution of a subsequent  voting instructions, or by voting in person at the Meeting.*

Other matters.

                  The Board of Trustees of the Trust does not intend to bring any matters  before the Meeting  other than those  described in this  Prospectus/Proxy  Statement.  It is not aware of any other  matters to be brought  before the Meeting by others.  If any other matter legally comes before the Meeting, it is intended that the persons named in the enclosed proxy will vote in accordance with their judgment.

Solicitation of voting instructions.

                  Voting instructions will be solicited principally by mailing this Prospectus/Proxy Statement and its enclosures, but instructions also may be solicited by telephone,  facsimile,  through electronic means such as email, or in person by officers or  representatives  of the Trust or ASLAC.  If the record  owner of a contract or policy is a custodian,  nominee or  fiduciary,  the Trust may send proxy  materials  to the record  owner for any  beneficial  owners that such record owner may represent.  The Trust may reimburse custodians, nominees and fiduciaries for their reasonable expenses incurred in connection with proxy solicitations of such beneficial owners.

ADDITIONAL INFORMATION ABOUT THE COMPANY AND THE FUNDS

                  The MFS Portfolio and the American  Century  Portfolio are separate series of the Trust,  which is an open-end  management  investment  company  registered with the SEC under the Investment  Trust Act. Each Portfolio is, in effect,  a separate mutual fund. Detailed  information about the Trust and each Portfolio is contained in the Prospectus for the Portfolios which is attached with and considered a part of this  Prospectus/Proxy  Statement.  Additional  information about the Trust and each Portfolio is included in the Portfolios' Statement of Additional Information, dated May 1, 2003, which has been filed with the SEC and is incorporated into the SAI relating to this Prospectus/Proxy Statement.

                  A copy of the Trust's Annual Report to Shareholders  for the fiscal year ended December 31, 2002 is included with and considered a part of this  Prospectus/Proxy  Statement.  You may request a free copy of the Trust's Annual Report to
Shareholders for the fiscal year ended December 31, 2002 by calling 1-800-752-6342 or by writing to the Trust at One Corporate Drive, P.O. Box 883, Shelton, CT 06484.

                  It is anticipated  that the Trust's Annual Report to Shareholders  for fiscal year ended on December 31, 2003 will be available in March 2004 and will be delivered to  shareholders  of the MFS Portfolio when available.  This document, when available,  will supercede the Annual Report to Shareholders  for fiscal year ended on December 31, 2002 and the Semi-Annual  Report to Shareholders for the fiscal period ended on June 30, 2003 and will be incorporated by reference into this Proxy
Statement/Prospectus at that time.

                  The Trust, on behalf of the Portfolios,  files proxy materials,  reports and other information with the SEC in accordance with the informational  requirements of the Securities  Exchange Act of 1934 and the Investment Trust Act. These
materials can be inspected  and copied at: the SEC's Public  Reference  Room at 450 Fifth Street NW,  Washington,  DC 20549,  and at the Regional  Offices of the SEC located in New York City at 233 Broadway,  New York, NY 10279 and in Chicago at 175 W.
Jackson  Boulevard,  Suite 900,  Chicago,  IL 60604.  Also,  copies of such  material can be obtained  from the SEC's Public  Reference  Section,  Washington,  DC  20549-6009,  upon payment of  prescribed  fees,  or from the SEC's  Internet  address at
http://www.sec.gov.

PRINCIPAL HOLDERS OF SHARES

                  The table below sets forth, as of the Record Date, each shareholder that owns of record more than 5% of either Portfolio.

----------------------------------------------------------------------------------  ---------------------------------------------------------------------------  ------------------------------------------------------------------------  -------------------------
                                    Portfolio                                                                 Beneficial Owner Name*                                                             Address                                           Percent
                                                                                                                                                                                                                                                  Ownership

----------------------------------------------------------------------------------  ---------------------------------------------------------------------------  ------------------------------------------------------------------------  -------------------------

*As defined by the Commission, a security is beneficially owned by a person if that person has or shares voting power or investment power with respect to the security.

                  As of the Record Date, the officers and Trustees of the Trust, as a group, beneficially owned less than 1% of the outstanding voting shares of either of the Portfolios.

                                                                                                                            EXHIBIT A

                                                                                                                     Plan of Reorganization

                                                                                                                                                                                                                                             Doc. #761023v.1
                                                                                                               FORM OF PLAN OF REORGANIZATION

                  THIS PLAN OF  REORGANIZATION  (the "Plan") is made as of this _____ th day of  ______________,  2004, by American Skandia Trust (the "Trust"),  a business trust organized under the laws of the  Commonwealth of  Massachusetts  with its principal place of business at One Corporate Drive, Shelton,  Connecticut 06484, on behalf of the AST MFS Growth with Income Portfolio (the "Acquired Portfolio") and the AST American Century Income &Grwoth Portfolio (the "Acquiring  Portfolio"),  both series of the Trust.  Together, the Acquired Portfolio and Acquiring Portfolio are referred to as the "Portfolios."

                  The  reorganization  (hereinafter  referred to as the  "Reorganization")  will consist of (i) the acquisition by the Acquiring  Portfolio,  of substantially  all of the property,  assets and goodwill of the Acquired  Portfolio and the assumption by the Acquiring Portfolio of all of the liabilities of the Acquired Portfolio in exchange solely for full and fractional shares of beneficial interest,  par value $0.001 each, of the Acquiring Portfolio ("Acquiring Portfolio Shares");  (ii)
the distribution of Acquiring  Portfolio Shares to the shareholders of the Acquired Portfolio  according to their respective  interests in complete  liquidation of the Acquired  Portfolio;  and (iii) the dissolution of the Acquired Portfolio as soon as practicable after the closing (as defined in Section 3, hereinafter called the "Closing"), all upon and subject to the terms and conditions of this Plan hereinafter set forth.

                  In order to consummate the Plan, the following actions shall be taken by the Trust on behalf of the Acquiring Portfolio and the Acquired Portfolio:

1.                Sale and Transfer of Assets, Liquidation and Dissolution of Acquired Portfolio.

                  (a)               Subject to the terms and  conditions of this Plan, the Trust on behalf of the Acquired  Portfolio  shall convey,  transfer and deliver to the Acquiring  Portfolio at the Closing all of the Acquired  Portfolio's  then existing assets, free and clear of all liens, encumbrances,  and claims whatsoever (other than shareholders' rights of redemption),  except for cash, bank deposits, or cash equivalent securities in an estimated amount necessary to (i) pay the costs and expenses in carrying out this Plan (including,  but not limited to, fees of counsel and accountants,  and expenses of its liquidation and dissolution  contemplated  hereunder).  (ii) discharge its unpaid liabilities on its books at the closing date (as defined in section 3,  hereinafter  the "Closing  Date"),  including,  but not limited to, its income  dividends and capital gains  distributions,  if any,  payable for the period prior to, and through,  the Closing Date; and (iii) pay such  contingent liabilities as the Board of Trustees shall reasonably deem to exist against the Acquired  Portfolio,  if any, at the Closing Date, for which contingent and other appropriate  liabilities  reserves shall be established on the Acquired  Portfolio's books
(hereinafter "Net Assets").  The Acquired Portfolio shall also retain any and all rights that it may have over and against any person that may have accrued up to and including the close of business on the Closing Date.

                  (b)               Subject to the terms and  conditions of this Plan,  the Trust on behalf of the Acquiring  Portfolio  shall at the Closing  deliver to the Acquired  Portfolio the number of Acquiring  Portfolio  Shares,  determined by dividing the net asset value per share of the shares of the Acquired Portfolio  ("Acquired  Portfolio  Shares") on the Closing Date by the net asset value per share of the Acquiring  Portfolio Shares, and multiplying the result thereof by the number of outstanding Acquired Portfolio Shares as of the close of regular trading on the New York Stock Exchange (the "NYSE") on the Closing Date.  All such values shall be determined in the manner and as of the time set forth in Section 2 hereof.

                  (c)               Immediately  following the Closing,  the Acquired  Portfolio shall  distribute pro rata to its  shareholders of record as of the close of business on the Closing Date, the Acquiring  Portfolio  Shares received by the
Acquired  Portfolio  pursuant to this Section 1 and then shall terminate and dissolve.  Such liquidation and distribution  shall be accomplished by the establishment of accounts on the share records of the Trust relating to the Acquiring  Portfolio and noting in such accounts the type and amounts of Acquiring  Portfolio Shares that former Acquired Portfolio  shareholders are due based on their respective  holdings of the Acquired  Portfolio as of the close of business on the Closing Date.  Fractional
Acquiring Portfolio Shares shall be carried to the third decimal place.  The Acquiring Portfolio shall not issue certificates representing the Acquiring Portfolio shares in connection with such exchange.

2.                Valuation.

                  (a)               The value of the Acquired  Portfolio's Net Assets to be transferred to the Acquiring  Portfolio  hereunder  shall be computed as of the close of regular trading on the NYSE on the Closing Date (the "Valuation  Time")
using the valuation procedures set forth in Trust's currently effective prospectus.

                  (b)               The net asset value of a share of the  Acquiring  Portfolio  shall be  determined to the third decimal point as of the  Valuation  Time using the  valuation  procedures  set forth in the Trust's  currently  effective prospectus.

                  (c)               The net asset value of a share of the Acquired Portfolio shall be determined to the third decimal point as of the Valuation Time using the valuation procedures set forth in the Trust's currently effective prospectus.

3.                Closing and Closing Date.

                  The  consummation  of the  transactions  contemplated  hereby  shall  take  place at the  Closing  (the  "Closing").  The  date of the  Closing  (the  "Closing  Date")  shall be [ ],  2004,  or such  later  date as  determined  by the
Trust's  officers.  The Closing  shall take place at the  principal  office of the Trust at 5:00 P.M.  Eastern time on the Closing Date.  The Trust on behalf of the Acquired  Portfolio  shall have provided for delivery as of the Closing of the Acquired
Portfolio's Net Assets to be transferred to the account of the Acquiring Portfolio at the Acquiring Portfolio's  Custodians,  JPMorgan Chase Bank, 4 MetroTech Center Brooklyn,  New York, 11245; and PFPC Trust Company, 400 Bellevue Parkway,  Wilmington,
Delaware 19809.  Also, the Trust on behalf of the Acquired  Portfolio shall produce at the Closing a list of names and addresses of the shareholders of record of the Acquired  Portfolio Shares and the number of full and fractional  shares owned by each such  shareholder,  all as of the  Valuation  Time,  certified by its transfer  agent or by its  President to the best of its or his or her knowledge  and belief.  The Trust on behalf of the  Acquiring  Portfolio  shall issue and deliver a confirmation evidencing the Acquiring Portfolio Shares to be credited to the Acquired  Portfolio's  account on the Closing Date to the Secretary of the Trust, or shall provide evidence  satisfactory to the Acquired Portfolio that the Acquiring Portfolio Shares have been registered in an account on the books of the Acquiring Portfolio in such manner as the Trust on behalf of Acquired Portfolio may request.

4.                Representations and Warranties by the Trust on behalf of the Acquired Portfolio.

                  The Trust makes the following representations and warranties about the Acquired Portfolio:

(a)               The Acquired  Portfolio is a series of the Trust, a business trust  organized  under the laws of the  Commonwealth  of  Massachusetts  and validly  existing and in good standing under the laws of that  jurisdiction.  The Trust is duly registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end,  management  investment company and all of the Acquired  Portfolio Shares sold were sold pursuant to an effective  registration  statement filed under the
Securities Act of 1933, as amended (the "1933 Act").

(b)               The Trust on behalf of the Acquired  Portfolio is  authorized  to issue an unlimited  number of shares of  beneficial  interest's  acquired  Portfolio  shares,  par value  $0.001 each,  each  outstanding  share of which is fully paid, non-assessable, freely transferable and has full voting rights.

                  (c)               The financial  statements  appearing in the Trust's Annual Report to Shareholders  for the fiscal year ended December 31, 2003,  audited by Deloitte &Touche LLP fairly present the financial  position of the Acquired
Portfolio as of such dates and the results of its operations for the periods indicated in conformity with generally accepted accounting principles applied on a consistent basis.

                  (d)               The Trust has the necessary power and authority to conduct the Acquired Portfolio's business as such business is now being conducted.

                  (e)               The Trust on behalf of the Acquired  Portfolio is not a party to or obligated  under any  provision of the Trust's  Amended and Restated  Declaration  of Trust or By-laws,  or any contract or any other  commitment or obligation, and is not subject to any order or decree, that would be violated by its execution of or performance under this Plan.

                  (f)               The Acquired Portfolio does not have any unamortized or unpaid organizational fees or expenses.

                  (g)               The Acquired Portfolio has elected to be treated as a regulated  investment company (a "RIC") for federal income tax purposes under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code")
and the Acquired  Portfolio has qualified as a RIC for each taxable year since its inception,  and will qualify as of the Closing Date. The  consummation of the  transactions  contemplated  by this Plan will not cause the Acquired  Portfolio to fail to satisfy the requirements of subchapter M of the Code.  The Acquired Portfolio also has satisfied the diversification requirements of Section 817(h) of the Code since its inception and will continue to satisfy such requirements at the Closing.

                  (h)               The Acquired Portfolio, or its agents, (i) holds a valid Form W-8BEN,  Certificate of Foreign Status of Beneficial Owner for United States Withholding (or other appropriate series of Form W-8, as the case may be), or
Form W-9, Request for Taxpayer Identification Number and Certification,  for each Acquired Portfolio shareholder of record, which Form W-8 or Form W-9 can be associated with reportable payments made by the Acquired Portfolio to such shareholder, and/or
(ii) has otherwise timely instituted the appropriate backup withholding procedures with respect to such shareholder as provided by Section 3406 of the Code.

5.                Representations and Warranties by the Trust on behalf of the Acquiring Portfolio.

                  The Trust makes the following representations and warranties about the Acquiring Portfolio:

                  (a)               The Acquiring  Portfolio is a series of the Trust, a business trust organized under the laws of the Commonwealth of Massachusetts  and validly  existing and in good standing under the laws of that  jurisdiction.  The
Trust is duly registered under the 1940 Act as an open-end,  management investment company and all of the Acquiring Portfolio Shares sold have been sold pursuant to an effective  registration statement filed under the Securities Act of 1933, as amended
(the "1933 Act").

                  (b)               The Trust on behalf of the Acquiring  Portfolio is authorized to issue an unlimited number of shares of beneficial  interest's  Acquiring  Portfolio  shares,  par value $0.001 each, each outstanding share of which is freely paid, non-assessable, fully transferable and has full voting rights.

                  (c)               At the Closing,  Acquiring  Portfolio Shares will be eligible for offering to the public in those states of the United States and jurisdictions in which the shares of the Acquired Portfolio are presently eligible for offering to the public, and there are a sufficient number of Acquiring Portfolio Shares registered under the 1933 Act to permit the transfers contemplated by this Plan to be consummated.

                  (d)               The financial  statements  appearing in the Trust's Annual Report to Shareholders for the fiscal year ended December 31, 2003,  audited by Deloitte &Touche LLP fairly present the financial  position of the Acquiring
Portfolio as of such dates and the results of its operations for the periods indicated in conformity with generally accepted accounting principles applied on a consistent basis.

                  (e)               The Trust has the necessary power and authority to conduct the Acquiring Portfolio's business as such business is now being conducted.

                  (f)               The Trust on behalf of the Acquiring  Portfolio is not a party to or obligated  under any provision of the Trust's  Amended and Restated  Declaration  of Trust or By-laws,  or any contract or any other  commitment or obligation, and is not subject to any order or decree, that would be violated by its execution of or performance under this Plan.

                  (g)               The Acquiring  Portfolio has to be treated as a RIC for federal income tax purposes under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") and the Acquiring Portfolio has qualified as a RIC for each taxable year since its inception,  and will qualify as of the Closing Date. The consummation of the transactions  contemplated by this Plan will not cause the Acquiring  Portfolio to fail to satisfy the requirements of subchapter M of the Code.  The Acquiring Portfolio also has satisfied the diversification requirements of Section 817(h) of the Code since its inception and will continue to satisfy such requirements at the Closing.

6.                Representations and Warranties by the Trust on behalf of the Portfolios.

                  The Trust makes the following representations and warranties about the Portfolios:

                  (a)               The statement of assets and liabilities to be created by the Trust for each of the Portfolios as of the Valuation Time for the purpose of determining the number of Acquiring  Portfolio Shares to be issued pursuant to
Section 1 of this Plan will accurately reflect the Net Assets in the case of the Acquired  Portfolio and the net assets in the case of the Acquiring  Portfolio,  and outstanding  shares, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

                  (b)               At the Closing,  the Portfolios will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities  referred to in "(a)" above,  free and clear of all liens or encumbrances of any nature whatsoever, except such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

                  (c)               Except as may be disclosed in the Trust's current effective prospectus, there is no material suit, judicial action, or legal or administrative proceeding pending or threatened against either of the Portfolios.

                  (d)               There are no known actual or proposed deficiency assessments with respect to any taxes payable by either of the Portfolios.

                  (e)               The execution,  delivery,  and performance of this Plan have been duly authorized by all necessary  action of the Trust's Board of Trustees,  and this Plan  constitutes a valid and binding  obligation  enforceable in accordance with its terms.

                  (f)               The Trust  anticipates that consummation of this Plan will not cause either of the Portfolios to fail to conform to the requirements of Subchapter M of the Code for Federal income taxation as a RIC at the end of each fiscal year or to conform to the requirements of Section 817(h) at the end of each tax quarter.

                  (g)               The Trust has the necessary power and authority to conduct the business of the Portfolios, as such business is now being conducted.

7.                Intentions of the Trust on behalf of the Portfolios.

                  (a)               The Trust  intends to operate each  Portfolio's  respective  business as presently  conducted  between the date hereof and the Closing,  except  that,  it is likely that the assets of the Acquired  Portfolio  will be substantially restructured and not in the ordinary course either immediately before or immediately after the Closing and as part of the Plan contemplated hereby.

                  (b)               The Trust on behalf of the Acquiring Portfolio intends,  if this Plan is consummated,  to not continue the "historic business  enterprise" of the Acquired Portfolio within the meaning of Treasury  Regulations section
1.368-1(d).   Accordingly, the Acquiring Portfolio expects that it will neither continue the Acquired Portfolio's historic business nor use a significant portion of the Acquired Portfolio's historic business assets in a business.

                  (c)               The Trust intends that the Acquired Portfolio will not acquire the Acquiring Portfolio Shares for the purpose of making distributions thereof to anyone other than the Acquired Portfolio's shareholders.

                  (d)               The Trust on behalf of the Acquired Portfolio intends, if this Plan is consummated, to liquidate and dissolve the Acquired Portfolio.

                  (e)               The Trust intends that, by the Closing,  each of the  Portfolio's  Federal and other tax returns and reports  required by law to be filed on or before such date shall have been filed,  and all Federal and other taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such taxes.

                  (f)               At the Closing,  the Trust on behalf of the Acquired Portfolio intends to have available a copy of the shareholder ledger accounts,  certified by the Trust's transfer agent or its President or a Vice-President to the best of its or his or her knowledge and belief,  for all the  shareholders  of record of Acquired  Portfolio  Shares as of the Valuation Time who are to become  shareholders  of the Acquiring  Portfolio as a result of the transfer of assets that is the subject of this Plan.

                  (g)               The Trust intends to mail to each shareholder of record of the Acquired  Portfolio  entitled to vote at the meeting of its  shareholders at which action on this Plan is to be considered,  in sufficient time to comply with requirements as to notice thereof, a Combined Proxy Statement and Prospectus that complies in all material respects with the applicable  provisions of Section 14(a) of the Securities Exchange Act of 1934, as amended,  and Section 20(a) of the 1940
Act, and the rules and regulations, respectively, thereunder.

                  (h)               The Trust intends to file with the U.S.  Securities and Exchange  Commission a registration  statement on Form N-14 under the 1933 Act relating to the Acquiring  Portfolio  Shares  issuable  hereunder  ("Registration
Statements"),  and will use its best efforts to provide that the Registration  Statement  becomes effective as promptly as practicable.  At the time the Registration  Statement  becomes  effective,  it will: (i) comply in all material respects with the applicable provisions of the 1933 Act, and the rules and regulations promulgated  thereunder;  and (ii) not contain any untrue statement of material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.  At the time the Registration  Statement becomes effective,  at the time of the shareholders'  meeting of the Acquired Portfolio,  and at the Closing Date, the prospectus and statement of additional  information  included in the
Registration Statement will not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

8.                Conditions Precedent to be Fulfilled by Trust on behalf of the Portfolios.

                  The consummation of the Plan with respect to the Acquiring Portfolio and the Acquired Portfolio shall be subject to the following conditions:

                  (a)               That: (i) all the  representations  and warranties  contained herein  concerning the Portfolios shall be true and correct as of the Closing with the same effect as though made as of and at such date; (ii) performance of all  obligations  required by this Plan to be performed by the Trust on behalf of the Portfolios  shall occur prior to the Closing;  and (iii) the Trust shall execute a certificate  signed by the President or a Vice President and by the Secretary or
equivalent officer to the foregoing effect.

                  (b)               That the form of this Plan shall have been adopted and approved by the appropriate action of the Board of Trustees of the Trust on behalf of the Portfolios.

                  (c)               That the U.S.  Securities and Exchange  Commission shall not have issued an unfavorable  management report under Section 25(b) of the 1940 Act or instituted or threatened to institute any proceeding seeking to enjoin consummation of the Plan under Section 25(c) of the 1940 Act. And,  further,  no other legal,  administrative  or other  proceeding shall have been instituted or threatened that would  materially  affect the financial  condition of a Portfolio or would prohibit the transactions contemplated hereby.

                  (d)               That the Plan contemplated hereby shall have been adopted and approved by the appropriate action of the shareholders of the Acquired Portfolio at an annual or special meeting or any adjournment thereof.

                  (e)               That a distribution or distributions  shall have been declared for each Portfolio,  prior to the Closing Date that, together with all previous  distributions,  shall have the effect of distributing to shareholders of each Portfolio (i) all of its ordinary income and all of its capital gain net income,  if any, for the period from the close of its last fiscal year to the Valuation Time and (ii) any  undistributed  ordinary income and capital gain net income from any prior period.  Capital gain net income has the meaning assigned to such term by Section 1222(9) of the Code.

                  (f)               That there shall be delivered to the Trust on behalf of the Portfolios an opinion in such form and with such qualifications or limitations, if any, as reasonably may be acceptable to the Trust from Messrs. Stradley
Ronon Stevens &Young, LLP, to the effect that,

                                                      (1)               Under Section 1032 of the Code, no gain or loss will be recognized by the Acquiring Portfolio on receipt of assets of the Acquired Portfolio in exchange for the Acquiring
Portfolio's voting stock and assumption of the Acquired Portfolio's liabilities;

                                                      (2)               Any gains recognized by the Acquired Portfolio as a result of the transaction contemplated hereby will be offset by a deduction for dividends paid to its shareholders; and

                                                      (3)               No gain or loss will be recognized by any Contractowner for whom shares of either the Acquiring  Portfolio or the Acquired  Portfolio are underlying  investments as a result of the transaction contemplated hereby.

                  In giving the opinions set forth above,  counsel may state that it is relying on  representations  and  certificates  of the officers of the Trust with regard to matters of fact, and certain  certifications  and written  statements of governmental officials with respect to the good standing of the Trust.

                  (g)               That there shall be delivered to the Trust on behalf of the  Portfolios  an opinion in form and substance  satisfactory  to it from Messrs.  Stradley  Ronon  Stevens &Young,  LLP, to the effect that,  subject in all respects to the effects of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance, and other laws now or hereafter affecting generally the enforcement of creditors' rights:

                                                      (1)               Acquiring  Portfolio  Shares to be issued  pursuant to the terms of this Plan have been duly  authorized  and,  when issued and  delivered as provided in this Plan,  will have been validly issued and fully paid and will be non-assessable by the Trust, on behalf of the Acquiring Portfolio;

                                                      (2)               All actions required to be taken by the Trust and/or Portfolios to authorize and effect the Plan  contemplated  hereby have been duly authorized by all necessary action on the part of the Trust and the Portfolios;

                                                      (3)               Neither the  execution,  delivery nor  performance  of this Plan by the Trust violates any provision of the Trust's  Amended and Restated  Declaration  of Trust or By-laws,  or the provisions of any agreement or other instrument known to such counsel to which the Trust is a party or by which the Portfolios are otherwise bound; this Plan is the legal,  valid and binding obligation of the Trust and each Portfolio and is enforceable against the Trust and/or each Portfolio in accordance with its terms; and

                                                      (4)               The Trust's registration  statement, of which the prospectus dated May 1, 2003 relating to each Portfolio (the "Prospectus") is a part, is, at the time of the signing of this Plan, effective under the 1933 Act, and, to the best knowledge of such counsel,  no stop order suspending the  effectiveness  of such  registration  statement has been issued,  and no proceedings for such purpose have been instituted or are pending before or threatened by the U.S.  Securities and Exchange  Commission under the 1933 Act, and nothing has come to counsel's  attention that causes it to believe that, at the time the Prospectus became effective,  or at the time of the signing of this Plan, or at the Closing,  such Prospectus  (except for the financial  statements and other financial and statistical data included  therein,  as to which counsel need not express an opinion),  contained any untrue statement of a material fact or omitted to state a material fact required to be stated therein or necessary to make the  statements  therein not  misleading;  and such counsel knows of no legal or government  proceedings  required to be described in the  Prospectus,  or of any contract or document of a character required to be described in the Prospectus that is not described as required.

                  In giving the opinions set forth above,  counsel may state that it is relying on certificates of the officers of the Trust with regard to matters of fact, and certain  certifications  and written  statements of governmental  officials with respect to the good standing of the Trust.

                  (h)               That the Trust's Registration  Statement with respect to the Acquiring Portfolio Shares to be delivered to the Acquired Portfolio's  shareholders in accordance with this Plan shall have become effective,  and no stop order suspending the effectiveness of the Registration  Statement or any amendment or supplement thereto,  shall have been issued prior to the Closing Date or shall be in effect at Closing,  and no proceedings for the issuance of such an order shall be pending or threatened on that date.

                  (i)               That the Acquiring  Portfolio Shares to be delivered hereunder shall be eligible for sale by the Acquiring Portfolio with each state commission or agency with which such eligibility is required in order to permit the
Acquiring Portfolio Shares lawfully to be delivered to each shareholder of the Acquired Portfolio.

9.                Expenses.

                  (a)               The Trust represents and warrants that there are no broker or finders' fees payable by it in connection with the transactions provided for herein.

                  (b)               The expenses of entering into and carrying out the provisions of this Plan shall be borne by American Skandia Investment Services, Incorporated or its affiliates.

10.               Termination; Postponement; Waiver; Order.

                  (a)               Anything contained in this Plan to the contrary notwithstanding,  this Plan may be terminated and abandoned at any time (whether before or after approval thereof by the shareholders of an Acquired Portfolio) prior to the Closing or the Closing may be postponed by the Trust on behalf of a Portfolio by resolution of the Board of Trustees, if circumstances develop that, in the opinion of the Board, make proceeding with the Plan inadvisable.

                  (b)               If the  transactions  contemplated  by this Plan  have not been  consummated  by [ ],  2004,  the Plan  shall  automatically  terminate  on that  date,  unless a later  date is agreed to by the Trust on behalf of the relevant Portfolios.

                  (c)               In the event of termination of this Plan pursuant to the provisions hereof, the same shall become void and have no further effect with respect to the Acquiring Portfolio or Acquired Portfolio,  and neither the Trust, the Acquiring Portfolio nor the Acquired Portfolio, nor the directors, officers, agents or shareholders shall have any liability in respect of this Plan.

                  (d)               At any time prior to the Closing,  any of the terms or conditions of this Plan may be waived by the party who is entitled to the benefit thereof by action taken by the Trust's Board of Trustees if, in the judgment of such Board of Trustees, such action or waiver will not have a material adverse affect on the benefits intended under this Plan to its shareholders, on behalf of whom such action is taken.

                  (e)               The respective representations and warranties contained in Sections 4 to 6 hereof shall expire with and be terminated by the Plan of Reorganization,  and neither the Trust nor any of its officers,  directors,  agents or shareholders nor the Portfolios nor any of their shareholders shall have any liability with respect to such representations or warranties after the Closing. This provision shall not protect any officer,  director,  agent or shareholder of any of the
Portfolios or the Trust against any liability to the entity for which that officer,  director, agent or shareholder so acts or to any of the Trust's shareholders to which that officer, director, agent or shareholder would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties in the conduct of such office.

                  (f)               If any order or orders of the U.S.  Securities  and Exchange  Commission  with respect to this Plan shall be issued prior to the Closing and shall impose any terms or conditions  that are  determined by action of the
Board of Trustees of the Trust on behalf of the Portfolios to be acceptable,  such terms and conditions  shall be binding as if a part of this Plan without further vote or approval of the  shareholders of the Acquired  Portfolios, unless such terms and conditions shall result in a change in the method of computing the number of Acquiring  Portfolio Shares to be issued to the Acquired Portfolio in which event, unless such terms and conditions shall have been included in the proxy solicitation material furnished to the  shareholders  of the Acquired  Portfolio prior to the meeting at which the  transactions  contemplated  by this Plan shall have been approved,  this Plan shall not be consummated  and shall terminate  unless the Trust on behalf of the
Acquired Portfolio shall promptly call a special meeting of shareholders at which such conditions so imposed shall be submitted for approval.

11.               Entire Plan and Amendments.

                  This Plan embodies the entire plan of the Trust on behalf of the Portfolios and there are no agreements,  understandings,  restrictions,  or warranties between the parties other than those set forth herein or herein provided for. This
Plan may be amended only by the Trust on behalf of a Portfolio in writing.  Neither this Plan nor any interest herein may be assigned  without the prior written consent of the Trust on behalf of the Portfolio  corresponding  to the Portfolio making the assignment.

12.               Notices.

                  Any notice, report, or demand required or permitted by any provision of this Plan shall be in writing and shall be deemed to have been given if delivered or mailed, first class postage prepaid,  addressed to the Trust at One Corporate
Drive, P.O. Box 883, Shelton, CT 06484, Attention:  Secretary.

13.               Governing Law.

                  This Plan shall be governed by and carried out in accordance with the laws of the Commonwealth of Massachusetts.

                  IN WITNESS WHEREOF,  American Skandia Trust, on behalf of the AST MFS Growth with Income Portfolio and the AST American Century Income &Growth Portfolio,  has executed this Plan by its duly authorized officer,  all as of the date and year first-above written.

                                                                                                        AMERICAN SKANDIA TRUST, on behalf of
                                                                                                        AST MFS Growth with Income Portfolio,
                                                                                                        AST American Century Income &Growth Portfolio.

Attest:                                                                                                 By:

-----------------------------                                                                           -------------------------------------------

                                                                                                                         EXHIBIT B

                                                                                                                Prospectus dated MAY 1, 2003

                  The Prospectus for the AST American Century Income & Growth Portfolio of American Skandia Trust dated May 1, 2003, is part of this Prospectus/Proxy Statement and will be included in the proxy solicitation mailing to shareholders.

--------

* If your shares are held of record by a broker-dealer, you will need to obtain a "legal proxy" from your broker-dealer and present it at the Meeting for inspection in order to vote in person at the Meeting.

                                                                                                                EXHIBIT C

                                                                                                  Annual report dated December 31, 2003

                  American  Skandia  Trust's  Annual  Report to  Shareholders  for the fiscal year ended on December  31, 2002,  is part of this  Prospectus/Proxy  Statement  and will be included in the proxy  solicitation  mailing to shareholders. For purposes of this EDGAR filing, the above-referenced Shareholder Report is incorporated herein by reference to the electronic filing of Form N-30D made on March __, 2004.

                                                                                                                                                                                                                           Doc. #749024v.2

                                                                                                                                                                                                                           Doc. #749024v.2

                                                                                                   STATEMENT OF ADDITIONAL INFORMATION
                                                                                                                   FOR
                                                                                                          AMERICAN SKANDIA TRUST
                                                                                                            Dated April , 2004

                                                                                                       Acquisition of the Assets of
                                                                                                the AST MFS Growth with Income Portfolio,
                                                                                                    a series of American Skandia Trust

                                                                                                   By and in exchange for shares of the
                                                                                           the AST American Century Income &Growth Portfolio,
                                                                                                 also a series of American Skandia Trust

                  This Statement of Additional  Information  (SAI) relates  specifically to the proposed  delivery of  substantially  all of the assets of the AST MFS Growth with Income Portfolio for shares of the AST American Century
Income &Growth Portfolio.

                  This SAI consists of this Cover Page and the following documents.  Each of these documents is enclosed with and is legally considered to be a part of this SAI:

                  1. American Skandia Trust's Statement of Additional Information dated April 30, 2003, as supplemented May 16, 2003 and January 26, 2004; and

                  2. Pro Forma Financial Statements.

                  This SAI is not a  Prospectus;  you should  read this SAI in  conjunction  with the  Prospectus/Proxy  Statement  dated  April , 2004,  relating  to the  above-referenced  transaction.  You can  request a copy of the
Prospectus/Proxy Statement by calling 1-800-752-6342 or by writing to the American Skandia Trust at One Corporate Drive, P.O. Box 883, Shelton, CT 06484.

                                                                                                                                                                                                                           Doc. #749031v.2

                                                                                                                                                                                                                           Doc. #749031v.2
                                                                                                            AttachmentS to SAI

The American Skandia Trust Statement of Additional  Information dated April 30, 2003, is part of this SAI and will be provided to all shareholders  requesting this SAI. For purposes of this EDGAR filing,  the  above-referenced  SAI is incorporated herein by reference to the electronic filings of the Trust's SAI and supplement made on April 30, 2003 in Form N-1A under Rule 485(b), and on May 16, 2003 and January 26, 2004 under Rule 497, respectively.

                                                                                                                                                                                                                           Doc. #749024v.2
                                                                                                 PRO FORMA SCHEDULE OF INVESTMENTS
AST MFS Growth with Income/AST American Century Income &Growth
FOR PERIOD ENDED DECEMBER 31, 2003

                                                                                                                                                     MFS Growth with IncoAmerican Century Income PROrFORMA       MFS Growth with Income   American Century Income &PROwFORMA
                                                                                                                                                          SHARES              SHARES             COMBINED              VALUE ($)              VALUE ($)           COMBINED ($)

LONG-TERM INVESTMENTS

COMMON STOCK
                        Aerospace                                     Lockheed Martin Corp.                                                                      13,040                   -              13,040                  670,256                   -                670,256
                                                                      United Technologies Corp.                                                                   1,500               3,900               5,400                  142,155             369,603                511,758

                        Airlines                                      Delta Airlines, Inc.                                                                            -               9,000               9,000                        -             106,290                106,290
                                                                      Southwest Airlines, Inc.                                                                   13,300              22,900              36,200                  214,662             369,606                584,268

                        Automobile Manufacturers                      Bayerische Motorenwerke AG (Germany)                                                       15,260                   -              15,260                  707,373                   -                707,373
                                                                      Ford Motor Co.                                                                                  -             451,800             451,800                        -           7,228,800              7,228,800
                                                                      General Motors Corp.                                                                            -               2,100               2,100                        -             112,140                112,140
                                                                      Porsche  AG (Germany)                                                                         611                   -                 611                  362,623                   -                362,623

                        Automotive Parts                              Advance Auto Parts, Inc.                                                                        -                 700                 700                        -              56,980                 56,980
                                                                      American Axle &Manufacturing Holdings, Inc.                                                    -               4,400               4,400                        -             177,848                177,848
                                                                      Magna International, Inc.  (Class  "A" Stock)                                               3,030                   -               3,030                  242,552                   -                242,552

                        Beverages                                     Anheuser-Busch Companies, Inc.                                                              9,300                   -               9,300                  489,924                   -                489,924
                                                                      Coors  (Adolph) Co. (Class "B" Stock)                                                           -              17,600              17,600                        -             987,360                987,360
                                                                      Pepsico, Inc.                                                                              32,346                 600              32,946                1,507,971              27,972              1,535,943

                        Broadcasting                                  Clear Channel Communications, Inc.                                                         27,630                   -              27,630                1,293,913                   -              1,293,913
                                                                      Fox Entertainment Group, Inc. (Class "A" Stock)                                                 -               9,100               9,100                        -             265,265                265,265
                                                                                                                                                                                                              -                                                                   -
                        Building Materials                            American Standard Companies, Inc.                                                           3,020                   -               3,020                  304,114                   -                304,114
                                                                      Sherwin-Williams Co. (The)                                                                      -              62,202              62,202                        -           2,160,897              2,160,897

                        Business Services                             Accenture Ltd.                                                                             18,800                   -              18,800                  494,816                   -                494,816
                                                                      ARAMARK Corp.  (Class "B" Stock)                                                           14,040                   -              14,040                  384,977                   -                384,977
                                                                      Convergys Corp.                                                                                 -              61,800              61,800                        -           1,079,028              1,079,028
                                                                      Viad Corp.                                                                                      -              52,600              52,600                        -           1,315,000              1,315,000

                        Cable Television                              Comcast Corp.  (Class  "A" Stock)                                                          37,603                   -              37,603                1,236,011                   -              1,236,011
                                                                      EchoStar Communications Corp. (Class "A" Stock)                                             8,850                   -               8,850                  300,900                   -                300,900

                        Chemicals                                     Air Products &Chemicals, Inc.                                                              8,110                                   8,110                  428,451                                    428,451
                                                                      Dow Chemical Co.                                                                           15,700                                  15,700                  652,649                                    652,649
                                                                      Engelhard Corp.                                                                                 -               3,100               3,100                        -              92,845                 92,845
                                                                      Monsanto Co.                                                                                1,600             173,400             175,000                   46,048           4,990,452              5,036,500
                                                                      PPG Industries, Inc.                                                                       11,310                   -              11,310                  724,066                   -                724,066
                                                                      Praxair, Inc.                                                                              29,080                   -              29,080                1,110,857                   -              1,110,857

                        Computer  Hardware                            Dell, Inc.                                                                                  6,800              23,000              29,800                  230,928             781,080              1,012,008
                                                                      Hewlett-Packard Co.                                                                        47,261             172,324             219,585                1,085,585           3,958,282              5,043,867
                                                                      International  Business Machines Corp.                                                     25,400              44,357              69,757                2,354,072           4,111,007              6,465,079
                                                                      Storage Technology Corp.                                                                        -               9,500               9,500                        -             244,625                244,625
                                                                      Western Digital Corp.                                                                           -              75,000              75,000                        -             884,250                884,250

                        Computer Services &Software                  Amdocs Ltd.                                                                                 6,800                   -               6,800                  152,864                   -                152,864
                                                                      Cisco Systems, Inc.                                                                       114,770             119,003             233,773                2,787,763           2,890,583              5,678,346
                                                                      Computer Associates International, Inc.                                                         -               3,000               3,000                        -              82,020                 82,020
                                                                      Computer Sciences Corp.                                                                         -              30,415              30,415                        -           1,345,255              1,345,255
                                                                      Electronic Arts, Inc.                                                                           -               1,900               1,900                        -              90,782                 90,782
                                                                      Electronic Data Systems Corp.                                                                   -              24,756              24,756                        -             607,512                607,512
                                                                      Microsoft Corp.                                                                           149,200             286,372             435,572                4,108,968           7,886,685             11,995,653
                                                                      Oracle Corp.                                                                                    -              75,700              75,700                        -             999,240                999,240
                                                                      Take-Two Interactive Software, Inc.                                                             -              10,900              10,900                        -             314,029                314,029
                                                                      Veritas Software Corp.                                                                      7,170                   -               7,170                  266,437                   -                266,437

                        Conglomerates                                 Altria Group, Inc.                                                                         38,100              96,100             134,200                2,073,402           5,229,762              7,303,164
                                                                      Cendant Corp.                                                                                   -              41,300              41,300                        -             919,751                919,751
                                                                      Honeywell International, Inc.                                                                   -               3,200               3,200                        -             106,976                106,976
                                                                      Tyco International Ltd.                                                                    47,270              51,185              98,455                1,252,655           1,356,403              2,609,058

                        Construction                                  KB Home                                                                                         -              18,100              18,100                        -           1,312,612              1,312,612
                                                                      NVR, Inc.                                                                                       -               1,344               1,344                        -             626,304                626,304

                        Consumer Products &Services                  Black &Decker Corp.                                                                            -               4,400               4,400                        -             217,008                217,008
                                                                      Colgate-Palmolive Corp.                                                                     7,800                   -               7,800                  390,390                   -                390,390
                                                                      Fortune Brands, Inc.                                                                            -              32,716              32,716                        -           2,338,867              2,338,867
                                                                      Johnson &Johnson                                                                          51,450              82,298             133,748                2,657,907           4,251,515              6,909,422
                                                                      Kimberly-Clark Corp.                                                                        9,090                   -               9,090                  537,128                   -                537,128
                                                                      Newell Rubbermaid, Inc.                                                                    30,200                   -              30,200                  687,654                   -                687,654
                                                                      Procter &Gamble                                                                           18,420              70,644              89,064                1,839,790           7,055,922              8,895,712
                                                                      Reckitt Benckiser PLC (United Kingdom)                                                     32,910                   -              32,910                  744,674                   -                744,674
                                                                      Rent-A-Center, Inc.                                                                             -              46,250              46,250                        -           1,381,950              1,381,950
                                                                      Reynolds (R.J.) Tobacco Holdings, Inc.                                                          -              18,000              18,000                        -           1,046,700              1,046,700
                                                                      Whirlpool Corp.                                                                                 -              16,600              16,600                        -           1,205,990              1,205,990

                        Containers &Packaging                        Bemis Co., Inc.                                                                                 -              13,400              13,400                        -             670,000                670,000

                        Electronic Components &Equipment             Arrow Electronics, Inc.                                                                         -              45,758              45,758                        -           1,058,840              1,058,840
                                                                      Avnet, Inc.                                                                                     -              95,453              95,453                        -           2,067,512              2,067,512
                                                                      Benchmark Electronics, Inc.                                                                     -              21,350              21,350                        -             743,194                743,194
                                                                      Eastman Kodak Co.                                                                               -             153,780             153,780                        -           3,947,533              3,947,533
                                                                      Emerson Electric Co.                                                                        8,800                   -               8,800                  569,800                   -                569,800
                                                                      General Electric Co.                                                                      103,180             156,983             260,163                3,196,516           4,863,333              8,059,849
                                                                      Rockwell Automation, Inc.                                                                   7,610                   -               7,610                  270,916                   -                270,916
                                                                      Sanmina-SCI Corp.                                                                               -             102,200             102,200                        -           1,288,742              1,288,742
                                                                      STMicroelectronics NV NY Reg                                                                9,080                   -               9,080                  245,251                   -                245,251
                                                                                                                                                                                                              -                                                                   -
                                                                                                                                                                                                              -                                                                   -
                                                                                                                                                                                                              -                                                                   -
                                                                                                                                                                                                              -                                                                   -

                        Entertainment &Leisure                       Disney (Walt) Co.                                                                          12,800             129,400             142,200                  298,624           3,018,902              3,317,526
                                                                      Harley-Davidson, Inc.                                                                       4,100                   -               4,100                  194,873                   -                194,873
                                                                      Harrah's Entertainment, Inc.                                                                    -              10,100              10,100                        -             502,677                502,677
                                                                      Regal Entertainment Group (Class "A" Stock)                                                     -              69,600              69,600                        -           1,428,192              1,428,192
                                                                      Time Warner, Inc.                                                                          76,780             298,643             375,423                1,381,272           5,372,588              6,753,860
                                                                      Viacom, Inc. (Class "B" Stock)                                                             47,064              48,143              95,207                2,088,701           2,136,586              4,225,287

                        Financial - Bank &Trust                      Bank of America Corp.                                                                      22,890             164,241             187,131                1,841,043          13,209,905             15,050,948
                                                                      Bank of New York Co., Inc.                                                                  8,500                   -               8,500                  281,520                   -                281,520
                                                                      Bank One Corp.                                                                             17,670              14,100              31,770                  805,575             642,819              1,448,394
                                                                      First Tennessee National Corp.                                                                  -              17,923              17,923                        -             790,404                790,404
                                                                      Flagstar Bancorp. Inc.                                                                          -              13,400              13,400                        -             287,028                287,028
                                                                      FleetBoston Financial Corp.                                                                     -              41,100              41,100                        -           1,794,015              1,794,015
                                                                      Golden West Financial Corp.                                                                 5,000                   -               5,000                  515,950                   -                515,950
                                                                      PNC Financial Services Group                                                                    -              30,100              30,100                        -           1,647,373              1,647,373
                                                                      State Street Corp.                                                                          7,000                   -               7,000                  364,560                   -                364,560
                                                                      SunTrust Banks, Inc.                                                                        6,310                   -               6,310                  451,165                   -                451,165
                                                                      UnionBanCal Corp.                                                                               -              37,200              37,200                        -           2,140,488              2,140,488
                                                                      U.S. Bancorp                                                                               35,210                   -              35,210                1,048,554                   -              1,048,554
                                                                      Wachovia Corp.                                                                                  -              59,019              59,019                        -           2,749,695              2,749,695
                                                                      Wells Fargo &Co.                                                                          45,180              46,200              91,380                2,660,649           2,720,718              5,381,367

                        Financial Services                            American Express Co.                                                                       20,300                   -              20,300                  979,069                   -                979,069
                                                                      Citigroup, Inc.                                                                            76,880             218,301             295,181                3,731,754          10,596,332             14,328,086
                                                                      Fannie Mae                                                                                 30,440              45,939              76,379                2,284,826           3,448,182              5,733,008
                                                                      Goldman Sachs Group, Inc.                                                                   3,470                   -               3,470                  342,593                   -                342,593
                                                                      H&R Block, Inc.                                                                                 -              15,844              15,844                        -             877,282                877,282
                                                                      Lehman Brothers Holdings, Inc.                                                              5,810               2,400               8,210                  448,648             185,328                633,976
                                                                      MBNA Corp.                                                                                 16,730              14,800              31,530                  415,741             367,780                783,521
                                                                      Mellon Financial Corp.                                                                     11,830                   -              11,830                  379,861                   -                379,861
                                                                      Merrill Lynch &Co., Inc.                                                                  27,910              44,548              72,458                1,636,922           2,612,740              4,249,662
                                                                      Morgan Stanley Dean Dean Witter &Co.                                                           -              34,036              34,036                        -           1,969,663              1,969,663
                                                                      Washington Mutual, Inc.                                                                         -              65,600              65,600                        -           2,631,872              2,631,872

                        Food                                          Archer-Daniels-Midland Co.                                                                 15,640              67,600              83,240                  238,041           1,028,872              1,266,913
                                                                      ConAgra Foods, Inc.                                                                             -              52,600              52,600                        -           1,388,114              1,388,114
                                                                      Sara Lee Corp.                                                                                  -               9,500               9,500                        -             206,245                206,245
                                                                      Safeway, Inc.                                                                               9,700                   -               9,700                  212,527                   -                212,527
                                                                      SUPERVALU, Inc.                                                                                 -              91,500              91,500                        -           2,615,985              2,615,985
                                                                      Tyson Foods, Inc. (Class "A" Stock)                                                             -             106,100             106,100                        -           1,404,764              1,404,764

                        Healthcare Services                           HCA, Inc.                                                                                   3,900                   -               3,900                  167,544                   -                167,544
                                                                      Health Net, Inc.                                                                                -              51,900              51,900                        -           1,697,130              1,697,130
                                                                      Humana, Inc.                                                                                    -              42,927              42,927                        -             980,882                980,882
                                                                      Tenet Healthcare Corp.                                                                     64,430                   -              64,430                1,034,102                   -              1,034,102

                        Hotels &Motels                               Starwood Hotels &Resorts Worldwide, Inc.                                                   5,400                   -               5,400                  194,238                   -                194,238

                        Industrial Products                           Carlisle Companies, Inc.                                                                        -               8,554               8,554                        -             520,596                520,596
                                                                      Grainger (W.W.), Inc.                                                                       8,100                   -               8,100                  383,859                   -                383,859
                                                                      Illinois Tool Works, Inc.                                                                   5,170                   -               5,170                  433,815                   -                433,815
                                                                      RPM International, Inc.                                                                         -              20,400              20,400                        -             335,784                335,784

                        Insurance                                     ACE Ltd.                                                                                        -              69,000              69,000                        -           2,857,980              2,857,980
                                                                      Allstate Corp.  (The)                                                                           -              43,039              43,039                        -           1,851,538              1,851,538
                                                                      American International Group, Inc.                                                         18,025                   -              18,025                1,194,696                   -              1,194,696
                                                                      AmerUs Group Co.                                                                                -              47,400              47,400                        -           1,657,578              1,657,578
                                                                      Berkley (W.R.) Corp.                                                                            -              63,850              63,850                        -           2,231,558              2,231,558
                                                                      Chubb Corp.                                                                                 9,270                   -               9,270                  631,287                                    631,287
                                                                      Fidelity National Financial, Inc.                                                               -             110,441             110,441                        -           4,282,901              4,282,901
                                                                      First American Corp.                                                                            -              98,200              98,200                        -           2,923,414              2,923,414
                                                                      Hartford Financial Services Group, Inc. (The)                                               6,330                   -               6,330                  373,660                   -                373,660
                                                                      Marsh &McLennan Companies, Inc.                                                            7,890                   -               7,890                  377,852                   -                377,852
                                                                      MetLife, Inc.                                                                              11,600                   -              11,600                  390,572                   -                390,572
                                                                      Principal Financial Group, Inc.                                                                 -              27,100              27,100                        -             896,197                896,197
                                                                      Protective Life Corp.                                                                           -              37,400              37,400                        -           1,265,616              1,265,616
                                                                      Travelers Property Casualty Corp. (Class "A" Stock)                                             1                   -                   1                       17                   -                     17
                                                                      XL Capital Ltd.  (Class "A" Stock)                                                          7,310                   -               7,310                  566,891                   -                566,891

                        Internet Services                             Checkfree Corp.                                                                                 -               8,486               8,486                        -             234,638                234,638
                                                                      Earthlink, Inc.                                                                                 -              57,800              57,800                        -             578,000                578,000
                                                                      InterActive Corp.                                                                           4,760                   -               4,760                  161,507                   -                161,507
                                                                      Netflix, Inc.                                                                                   -               7,100               7,100                        -             388,299                388,299
                                                                      United Online, Inc.                                                                             -              25,200              25,200                        -             423,108                423,108
                                                                      VeriSign, Inc.                                                                                  -              69,400              69,400                        -           1,131,220              1,131,220

                        Machinery &Equipment                         Briggs &Stratton Corp.                                                                         -               3,000               3,000                        -             202,200                202,200
                                                                      Danaher Corp.                                                                               3,000                   -               3,000                  275,250                   -                275,250
                                                                      Eaton Corp.                                                                                 4,100               2,900               7,000                  442,718             313,142                755,860

                        Medical Supplies &Equipment                  Abbott Laboratories                                                                        18,920              16,827              35,747                  881,672             784,138              1,665,810
                                                                      AmerisourceBergen Corp.                                                                    19,390                   -              19,390                1,088,749                   -              1,088,749
                                                                      Amgen, Inc.                                                                                     -              50,940              50,940                        -           3,148,092              3,148,092
                                                                      Applera Corp. - Applied Biosystems Group                                                    3,200                   -               3,200                   66,272                   -                 66,272
                                                                      Bard (C.R.), Inc.                                                                           3,170                   -               3,170                  257,563                   -                257,563
                                                                      Baxter International, Inc.                                                                 26,270                   -              26,270                  801,760                   -                801,760
                                                                      Fisher Scientific International, Inc.                                                           -               8,700               8,700                        -             359,919                359,919
                                                                      Genzyme Corp.                                                                              10,300                   -              10,300                  508,202                   -                508,202
                                                                      Guidant Corp.                                                                              19,630                   -              19,630                1,181,725                   -              1,181,725
                                                                      Invitrogen Corp.                                                                                -               1,100               1,100                        -              77,000                 77,000
                                                                      McKesson Corp.                                                                                  -              46,300              46,300                        -           1,489,008              1,489,008

                        Metals &Mining                               BHP Billiton PLC (UNITED KINGDOM)                                                          34,200                   -              34,200                  298,770                   -                298,770

                        Office Equipment                              IKON Office Solutions, Inc.                                                                     -              19,500              19,500                        -             231,270                231,270
                                                                      United Stationers, Inc.                                                                         -              24,600              24,600                        -           1,006,632              1,006,632
                                                                      Xerox Corp.                                                                                32,800               9,300              42,100                  452,640             128,340                580,980

                        Oil &Gas                                     Amerada Hess Corp.                                                                              -               1,800               1,800                        -              95,706                 95,706
                                                                      BP PLC (ADR)                                                                                4,489                   -               4,489                  221,532                   -                221,532
                                                                      ChevronTexaco Corp.                                                                             -              89,600              89,600                        -           7,740,544              7,740,544
                                                                      ConocoPhillips                                                                                  -              30,460              30,460                        -           1,997,262              1,997,262
                                                                      Encana Corp.                                                                                4,050                   -               4,050                  159,732                   -                159,732
                                                                      Encano Corp. (Canada)                                                                       8,140                   -               8,140                  321,254                   -                321,254
                                                                      Exxon Mobil Corp.                                                                          72,554              45,285             117,839                2,974,714           1,856,685              4,831,399
                                                                      Halliburton Co.                                                                            26,450                   -              26,450                  687,700                   -                687,700
                                                                      Marathon Oil Corp.                                                                              -             205,500             205,500                        -           6,799,995              6,799,995
                                                                      Noble Corp.                                                                                 8,140                   -               8,140                  291,249                   -                291,249
                                                                      Occidental Petroleum Corp.                                                                      -              33,986              33,986                        -           1,435,569              1,435,569
                                                                      ONEOK, Inc.                                                                                     -              53,933              53,933                        -           1,190,841              1,190,841
                                                                      Schlumberger Ltd.                                                                          15,260               9,800              25,060                  835,027             536,256              1,371,283
                                                                      Sunoco, Inc.                                                                                    -             100,600             100,600                        -           5,145,690              5,145,690
                                                                      Total SA (ADR)                                                                              6,100                   -               6,100                  564,311                   -                564,311
                                                                      Transocean, Inc.                                                                           12,910                   -              12,910                  309,969                   -                309,969
                                                                      Unocal Corp.                                                                               24,400                   -              24,400                  898,652                   -                898,652

                        Paper &Forest Products                       Georgia-Pacific Corp.                                                                           -               6,000               6,000                        -             184,020                184,020
                                                                      Louisiana-Pacific Corp.                                                                         -              21,700              21,700                        -             387,996                387,996
                                                                      Rayonier, Inc.                                                                                  -              23,626              23,626                        -             980,715                980,715
                                                                      Weyerhaeuser Co.                                                                                -               5,100               5,100                        -             326,400                326,400

                        Pharmaceuticals                               AstraZeneca Group PLC (United Kingdom)                                                     14,190                   -              14,190                  680,783                   -                680,783
                                                                      Bristol-Meyers Squibb Co.                                                                       -             157,400             157,400                        -           4,501,640              4,501,640
                                                                      Cardinal Health, Inc.                                                                       5,400                   -               5,400                  330,264                   -                330,264
                                                                      Endo Pharmaceuticals Holdings, Inc.                                                             -              12,900              12,900                        -             248,454                248,454
                                                                      Gilead Sciences, Inc.                                                                       8,600                   -               8,600                  500,004                   -                500,004
                                                                      King Pharmaceuticals, Inc.                                                                      -              64,400              64,400                        -             982,744                982,744
                                                                      Kos Pharmaceuticals , Inc.                                                                      -               4,200               4,200                        -             180,768                180,768
                                                                      Merck &Co., Inc.                                                                               -             130,299             130,299                        -           6,019,814              6,019,814
                                                                      Novartis AG (Switzerland)                                                                  30,350                   -              30,350                1,377,927                   -              1,377,927
                                                                      Pfizer, Inc.                                                                               35,692             182,901             218,593                1,260,998           6,461,892              7,722,890
                                                                      Pharmaceutical Resources, Inc.                                                                  -               2,200               2,200                        -             143,330                143,330
                                                                      Roche Holding AG (Switzerland)                                                              8,450                   -               8,450                  852,345                   -                852,345
                                                                      Sanofi-Synthelabo SA (France)                                                                   5                   -                   5                      377                   -                    377
                                                                      Schlering-Plough Corp.                                                                     54,340                   -              54,340                  944,973                   -                944,973
                                                                      Valeant Pharmaceuticals International                                                           -              13,900              13,900                        -             349,585                349,585
                                                                      Wyeth                                                                                      36,840              13,700              50,540                1,563,857             581,565              2,145,422

                        Printing &Publishing                         Gannett Co., Inc.                                                                           5,050                   -               5,050                  450,258                   -                450,258
                                                                      New York Times Co.  (Class "A" Stock)                                                      28,670                   -              28,670                1,370,139                   -              1,370,139

                        Railroads                                     Burlington Northern Santa Fe Corp.                                                              -              10,000              10,000                        -             323,500                323,500
                                                                      Canadian National Railway Co.  (Canada)                                                    11,002                   -              11,002                  696,207                   -                696,207
                                                                      CSX Corp.                                                                                       -               5,000               5,000                        -             179,700                179,700
                                                                      Norfolk Southern Corp.                                                                          -              10,100              10,100                        -             238,865                238,865
                                                                      Union Pacific Corp.                                                                        14,130               7,000              21,130                  981,752             486,360              1,468,112

                        Real Estate                                   CBL &Associates Properties, Inc. (REIT)                                                        -              11,600              11,600                        -             655,400                655,400
                                                                      Equity Office Properties Trust (REIT)                                                           -              48,300              48,300                        -           1,383,795              1,383,795
                                                                      General Growth Properties (REIT)                                                                -              12,800              12,800                        -             355,200                355,200
                                                                      Simon Property Group, Inc.  (REIT)                                                              -               3,300               3,300                        -             152,922                152,922

                        Restaurants                                   McDonald's Corp.                                                                           13,940                   -              13,940                  346,130                   -                346,130

                        Retail &Merchandising                        Barnes &Noble, Inc.                                                                            -              28,000              28,000                        -             919,800                919,800
                                                                      Blockbuster, Inc.  (Class "A" Stock)                                                            -              46,311              46,311                        -             831,282                831,282
                                                                      CVS Corp.                                                                                  16,310                   -              16,310                  589,117                   -                589,117
                                                                      Claire's Stores, Inc.                                                                           -              14,000              14,000                        -             263,760                263,760
                                                                      Federated Department Stores, Inc.                                                               -             167,300             167,300                        -           7,884,849              7,884,849
                                                                      Gap, Inc.                                                                                       -              27,300              27,300                        -             633,633                633,633
                                                                      Home Depot, Inc.                                                                           42,290               5,834              48,124                1,500,872             207,049              1,707,921
                                                                      Kohl's Corp.                                                                               13,660                   -              13,660                  613,880                   -                613,880
                                                                      May Department Stores Co.  (The)                                                           19,900             118,000             137,900                  578,493           3,430,260              4,008,753
                                                                      RadioShack Corp.                                                                                -               6,300               6,300                        -             193,284                193,284
                                                                      Sears, Roebuck and Co.                                                                          -              31,600              31,600                        -           1,437,484              1,437,484
                                                                      Target Corp.                                                                               28,400                   -              28,400                1,090,560                   -              1,090,560
                                                                      TJX Companies, Inc.                                                                        38,650                   -              38,650                  852,233                   -                852,233
                                                                      Wal-Mart Stores, Inc.                                                                      26,090                   -              26,090                1,384,075                   -              1,384,075

                        Semiconductors                                Analog Devices, Inc.                                                                       18,270                   -              18,270                  834,026                   -                834,026
                                                                      Intel Corp.                                                                                45,640             365,742             411,382                1,469,608          11,776,892             13,246,500
                                                                      Texas Instruments, Inc.                                                                    10,600              20,300              30,900                  311,428             596,414                907,842

                        Telecommunications                            Alltel Corp.                                                                                    -              42,978              42,978                        -           2,001,915              2,001,915
                                                                      AT&T Corp.                                                                                      -              27,589              27,589                        -             560,057                560,057
                                                                      AT&T Wireless Services, Inc.                                                               60,200                   -              60,200                  480,998                   -                480,998
                                                                      BellSouth Corp.                                                                                 -             105,900             105,900                        -           2,996,969              2,996,969
                                                                      KPN NV (Netherlands)                                                                       25,200                   -              25,200                  194,531                   -                194,531
                                                                      Motorola, Inc.                                                                                  -              13,700              13,700                        -             192,759                192,759
                                                                      Nextel Communications, Inc. (Class "A" Stock)                                                   -              94,100              94,100                        -           2,640,446              2,640,446
                                                                      Nokia Corp.  (Class "A" Stock)                                                             13,280                   -              13,280                  225,760                   -                225,760
                                                                      PanAmSat Corp.                                                                                  -              42,200              42,200                        -             909,832                909,832
                                                                      Qualcomm, Inc.                                                                                  -               7,500               7,500                        -             404,475                404,475
                                                                      SBC Communications, Inc.                                                                   24,500              93,800             118,300                  638,715           2,445,366              3,084,081
                                                                      Scientific-Atlanta, Inc.                                                                        -               9,559               9,559                        -             260,961                260,961
                                                                      Sprint Corp.                                                                                    -             132,468             132,468                        -           2,175,125              2,175,125
                                                                      Sprint Corp.  (PCS Group)                                                                  46,520                   -              46,520                  261,442                   -                261,442
                                                                      Verizon Communications, Inc.                                                               32,020              80,965             112,985                1,123,262           2,840,252              3,963,514

                        Transportation                                FedEx Corp.                                                                                11,790               8,400              20,190                  795,825             567,000              1,362,825
                                                                      United Parcel Services, Inc. (Class "B" Stock)                                              9,020              30,606              39,626                  672,441           2,281,677              2,954,118

                        Utilities                                     Dominion Resources, Inc.                                                                   14,830                   -              14,830                  946,599                   -                946,599
                                                                      Duquesne Light Holdings, Inc.                                                                   -               2,000               2,000                        -              36,680                 36,680
                                                                      Edison International Co.                                                                        -             204,600             204,600                        -           4,486,879              4,486,879
                                                                      Entergy Corp.                                                                               2,100                   -               2,100                  119,973                   -                119,973
                                                                      Exelon Corp.                                                                               14,860              50,912              65,772                  986,110           3,378,520              4,364,630
                                                                      FirstEnergy Corp.                                                                           7,500                   -               7,500                  264,000                   -                264,000
                                                                      Great Plains Energy, Inc.                                                                       -              54,700              54,700                        -           1,740,554              1,740,554
                                                                      OGE Energy Corp.                                                                                -               9,600               9,600                        -             232,224                232,224
                                                                      PG&E Corp.                                                                                      -              11,200              11,200                        -             311,024                311,024
                                                                      PPL Corp.                                                                                   6,100                   -               6,100                  266,875                   -                266,875
                                                                      Sempra Energy                                                                                   -              21,054              21,054                        -             632,883                632,883
                                                                      TXU Corp.                                                                                       -              72,700              72,700                        -           1,724,444              1,724,444
                                                                      UGI Corp.                                                                                       -              19,000              19,000                        -             644,100                644,100
                                                                      Westar Energy, Inc.                                                                             -              35,700              35,700                        -             722,925                722,925
                                                                                                                                                    --------------------------------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCK                                                                                                                                            2,796,703           8,861,099          11,657,802              106,355,824         299,280,066            405,635,890
                                                                                                                                                    --------------------------------------------------------------------------------------------------------------------------------
(COST $95,383,806, $265,223,101, AND $360,606,907, respectively)

PREFERRED STOCK
                        Automobile Manufacturers                      General Motors Corp.  (Class "B" Stock) 5.25% (CVT)                                             -              11,500              11,500                        -             309,005                309,005

                        Financial Services                            Ford Motor Co. Capital Trust II, 6.50% (CVT)                                                    -               9,800               9,800                        -             547,330                547,330

                        Office Equipment                              Xerox Corp., 6.125% (CVT)                                                                       -               4,200               4,200                        -             544,950                544,950

                                                                                                                                                    --------------------------------------------------------------------------------------------------------------------------------
TOTAL PREFERRED STOCK                                                                                                                                                 -              25,500              25,500                        -           1,401,285              1,401,285
                                                                                                                                                    --------------------------------------------------------------------------------------------------------------------------------
(COST $0, $1,198,965, AND $1,198,965, respectively)

                                                                                                                                                    --------------------------------------------------------------------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS                                                                                                                                   2,796,703           8,886,599          11,683,302              106,355,824         300,681,351            407,037,175
                                                                                                                                                    --------------------------------------------------------------------------------------------------------------------------------
(COST $95,383,806, $266,422,066, $361,805,872, respectively)

SHORT-TERM INVESTMENTS

REGISTERED INVESTMENT COMPANIES
                                                                      BlackRock Provident Institutional Funds
                                                                        Tempcash Portfolio                                                                          116                   -                 116                      116                   -                    116
                                                                      BlackRock Provident Institutional Funds
                                                                        Tempfund Portfolio                                                                          116                   -                 116                      116                   -                    116
                                                                                                                                                    --------------------------------------------------------------------------------------------------------------------------------
TOTAL REGISTERED INVESTMENT COMPANIES                                                                                                                               232                   -                 232                      232                   -                    232
                                                                                                                                                    --------------------------------------------------------------------------------------------------------------------------------
(COST $232, O, &$232 respectively)

U.S. GOVERNMENT AGENCY OBLIGATION
                                                                      Federal Home Loan Bank - Zero Coupon                                 1/2/2004               6,863                   -               6,863                6,862,857                   -              6,862,857
                                                                      Federal Home Loan Bank                                    0.700      1/2/2004                   -               5,500               5,500                        -           5,499,893              5,499,893
                                                                                                                                                    --------------------------------------------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                                                                                                          6,863               5,500              12,363                6,862,857           5,499,893             12,362,750
                                                                                                                                                    --------------------------------------------------------------------------------------------------------------------------------
(COST $6,862,857, $5,499,893, AND $12,362,750, respectively)

                                                                                                                                                    --------------------------------------------------------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS                                                                                                                                      7,095               5,500              12,595                6,863,089           5,499,893             12,362,982
                                                                                                                                                    --------------------------------------------------------------------------------------------------------------------------------
(COST $6,863,089, $5,499,893, AND $12,362,982, respectively)

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED

CERTIFICATES OF DEPOSITS
                                                                      Svenska Handelsbank, Inc.                                 1.390    10/27/2004                   -               5,460               5,460                        -             545,614                545,614

COMMERCIAL PAPER
                                                                      Amsterdam Funding Corp.                                   1.100      1/5/2004                   -                 312                 312                        -             311,571                311,571
                                                                      Cancara Asset Securitisation Ltd.                         1.110     1/12/2004                 533               1,970               2,503                  532,203           1,967,890              2,500,093
                                                                      Concord Minutemen Capital Co.                             1.110     1/12/2004                   -               3,495               3,495                        -           3,486,009              3,486,009
                                                                      Concord Minutemen Capital Co.                             1.110     1/12/2004                   -               2,252               2,252                        -           2,248,268              2,248,268
                                                                      Concord Minutemen Capital Co.                             1.130      2/9/2004                   -               4,894               4,894                        -           4,881,167              4,881,167
                                                                      Concord Minutemen Capital Co.                             1.130     2/12/2004                   -               1,154               1,154                        -           1,150,917              1,150,917
                                                                      Crown Point Capital Co.                                   1.110      1/9/2004                   -               3,874               3,874                        -           3,867,751              3,867,751
                                                                      Crown Point Capital Co.                                   1.110     1/16/2004                 266              11,180              11,446                  264,942          11,153,125             11,418,067
                                                                      Fairway Finance Corp.                                     1.110      2/5/2004                   -              11,401              11,401                        -          11,369,647             11,369,647
                                                                      General Electric Capital Corp.                            1.110      2/5/2004                 782                   -                 782                  779,842                   -                779,842
                                                                      Lexington Parker Capital Co.                              1.100     1/12/2004                   -               1,010               1,010                        -           1,008,430              1,008,430
                                                                      Monumental Global Funding (FRN)                           1.141     1/29/2004                 276                 739               1,015                  276,494             741,016              1,017,510
                                                                      Silver Tower U.S. Funding                                 1.130      2/2/2004                 552               2,985               3,537                  549,960           2,976,795              3,526,755
                                                                      Tannehill Capital Co.                                     1.100      1/8/2004               1,654               1,501               3,155                1,649,439           1,496,578              3,146,017
                                                                      Tannehill Capital Co.                                     1.110     1/13/2004                 556               1,945               2,501                  555,409           1,941,894              2,497,303

CORPORATE OBLIGATIONS
                                                                      American Express Centurian (FRN)                          1.118     1/22/2004                 474                   -                 474                  473,668                   -                473,668
                                                                      Bear Stearns Co., Inc. (FRN)                              1.120      1/2/2004                   -                  14                  14                        -              14,067                 14,067
                                                                      Bear Stearns Co., Inc.  (FRN)                             1.120      1/2/2004                   -                 398                 398                        -             397,938                397,938
                                                                      Canadian Imperial Bank of Commerce (FRN)                  1.111     1/29/2004                   -                 234                 234                        -             234,328                234,328
                                                                      General Electric Capital Corp. (FRN)                      1.130      1/2/2004                  53               6,552               6,605                   53,373           6,558,672              6,612,045
                                                                      Goldman Sachs Group, Inc.  (FRN)                          1.140      1/6/2004                 301                 198                 499                  300,601             197,764                498,365
                                                                      Merrill Lynch &Co., Inc.  (FRN)                          1.130      1/2/2004                  75                 299                 374                   75,073             299,166                374,239
                                                                      Merrill Lynch &Co., Inc.  (FRN)                          1.130      1/2/2004                 899               2,053               2,952                  899,130           2,052,650              2,951,780
                                                                      Merrill Lynch &Co., Inc.  (FRN)                          1.130      1/2/2004               1,659                  38               1,697                1,659,253              38,367              1,697,620
                                                                      Morgan Stanley  (FRN)                                     1.030      1/2/2004               2,711                 392               3,103                2,710,882             391,797              3,102,679
                                                                      Morgan Stanley  (FRN)                                     1.030      1/2/2004               1,635                 448               2,083                1,634,961             448,233              2,083,194
                                                                      Morgan Stanley  (FRN)                                     1.080      1/2/2004                 161               5,601               5,762                  160,873           5,600,616              5,761,489
                                                                      Morgan Stanley  (FRN)                                     1.080      1/2/2004                   -                 741                 741                        -             741,191                741,191
                                                                      Natexis Banques Populaires (FRN)                          1.035      1/2/2004                 257               6,513               6,770                  256,711           6,513,377              6,770,088
                                                                      Natexis Banques Populaires (FRN)                          1.100      1/2/2004               1,734               3,545               5,279                1,733,475           3,544,032              5,277,507
                                                                      Societe Generale  (FRN)                                   1.080      1/2/2004                 497               6,190               6,687                  496,802           6,188,937              6,685,739
                                                                      Westdeutsche Landesbank (FRN)                             1.130      1/9/2004                   -                  33                  33                        -              33,305                 33,305
                                                                      Westdeutsche Landesbank (FRN)                             1.111     1/23/2004                   -                 354                 354                        -             353,956                353,956
                                                                      Westdeutsche Landesbank (FRN)                             1.111     1/29/2004                   -                 906                 906                        -             906,023                906,023

NON-REGISTERED INVESTMENT COMPANY
                                                                      BlackRock Institutional Money Market Trust                                              2,437,939          14,139,086          16,577,025                2,437,939          14,139,086             16,577,025

REPURCHASE AGREEMENT
                                                                      Merrill Lynch &Co., Inc.                                 1.000      1/2/2004                 313               1,247               1,560                  312,804           1,246,526              1,559,330

TIME DEPOSITS
                                                                      Chase Manhattan Bank                                      0.875      1/2/2004                 663               4,340               5,003                  663,205           4,340,252              5,003,457
                                                                      UBS Bank                                                  0.938      1/2/2004                 337               1,975               2,312                  337,022           1,975,313              2,312,335

                                                                                                                                                    --------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED                                                                                                     2,454,327          14,235,329          16,689,656               18,814,061         105,362,268            124,176,329
                                                                                                                                                    --------------------------------------------------------------------------------------------------------------------------------
(COST $18,814,061, 105,591,920, AND $124,405,981, respectively)

                                                                                                                                                                                                                --------------------------------------------------------------------
TOTAL INVESTMENTS                                                                                                                                                                                                            132,032,974         411,543,512            543,576,486
(COST $121,060,956, $377,513,879, AND $498,574,835, respectively)

LIABILITIES IN EXCESS OF OTHER ASSETS                                                                                                                                                                                        (22,694,075)       (105,733,162)          (128,511,503)
                                                                                                                                                                                                                --------------------------------------------------------------------

TOTAL NET ASSETS                                                                                                                                                                                                           $ 109,338,899       $ 305,810,350          $ 415,149,249
                                                                                                                                                                                                                ====================================================================

AMERICAN SKANDIA TRUST
PRO FORMA STATEMENT OF ASSETS AND LIABILITIES
December 31, 2003
(Amounts in thousands)

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                                                   -------------------------------------------------------------------------------------------------------------------------
                                                                                                      AST MFS Growth with Income     AST American Century Income &Growth Adjustments              Proforma Combined AST American Century Income &Growth
                                                                                                   -------------------------------------------------------------------------------------------     -------------------------
Assets
        Investments in securities at value (A) including securities loaned at value (D)..........$...................132,033......$....................411,773...$.....................          $                  543,806
        Cash..................................................................................................................                               58
        Foreign Currency at value (B)                                                                                      -                                 -                                                            -
        Unrealized appreciation on foreign curreny exchange contracts             .                                        1                                 -                                                            1
        Receivable for:
            Securities sold  .............................................................................................78                                 -                                                           78
            Dividends and interest..................................................................................       -                               468                                                          468
            Fund shares sold..................................................................................           148  .                              -                                                          148
            Future variation margin...................................................................................     -                                 7                                                            7
        Other assets                                                                                                       1                                 3                                                            4
                                                                                                   --------------------------       ---------------------------    ---------------------------     -------------------------
                Total Assets.........................................................................................132,261...............            412,309                              -                       544,512
                                                                                                   --------------------------       ---------------------------    ---------------------------     -------------------------

Liabilities
        Cash overdraft        .................................................................................            -                                 -                                                            -
        Payable on return on securities lent                                                                          18,814                           105,592                                                      124,406
        Payable for:
            Securities purchased....................................................................................   3,147                                 -                                                        3,147
            Fund shares redeemed...............................................................................          901                               761                                                        1,662
            Futures variation margin                                      .                                                -                                 -                                                            -
            Advisory fees ................................................................................................35.                               98                                                          133
            Shareholder servicing fees ........................................................................            2                                 4                                                            6
            Deferred directors compensation                                                                                1                                 6                                                            7
            Accrued expenses and other liabilities .......................................................................22......................          38                                                           60
                                                                                                   --------------------------       ---------------------------    ---------------------------     -------------------------
                Total Liabilities.....................................................................................22,922........                   106,499                              -                       129,421
                                                                                                   --------------------------       ---------------------------    ---------------------------     -------------------------
Net Assets.......................................................................................$...................109,339......$                    305,810                              -    $                  415,091
                                                                                                   ==========================       ===========================    ===========================     =========================

Components of Net Assets
Common stock (unlimited number of shares authorized, $.001 par value per share)..............................................................................$........................13......$.................    ..  26   $                         (4)(a) $                      35
Additional paid-in capital...........................................................................................135,654.................    .     381,161                              4 (a)                   516,819
Undistributed net investment income (loss)...............................................................................401.......                      3,640                                                        4,041
Accumulated net realized gain on investments......................................                                   (37,704)                         (113,343)                                                    (151,047)
Accumulated net unrealized appreciation on investments...                                                             10,975                            34,326                                                       45,301
                                                                                                   --------------------------       ---------------------------    ---------------------------     -------------------------
Net Assets.......................................................................................$...................109,339......$..                  305,810   $                          -    $                  415,149
                                                                                                   ==========================       ===========================    ===========================     =========================
Shares of common stock outstanding.................................................................................   12,996                            25,581                         (3,849)(a)                    34,728
Net asset value, offering and redemption price per share ...............................         $                      8.41      $                      11.95   $                          -    $                    11.95
                                                                                                   ==========================       ===========================    ===========================     =========================

(A) Investments at cost..........................................................................$...................121,061......$....................377,514   $                          -    $                  498,575
                                                                                                   ==========================       ===========================    ===========================     =========================
(B) Foreign currency at cost                                        ..                           $                         -      $                          -   $                          -    $                        -
                                                                                                   ==========================       ===========================    ===========================     =========================
(C) Premiums Received for Written Options                            ..                          $                         -      $                          -   $                          -    $                        -
                                                                                                   ==========================       ===========================    ===========================     =========================
(D) Securities Loaned at Value                                      ..                           $                    18,213      $                    101,700   $                          -    $                  119,913
                                                                                                   ==========================       ===========================    ===========================     =========================

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(a)  Reflects the change in shares and par value of AST MFS Growth with Income upon conversion to AST American Century Income and Growth.

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                                                              Pro-Forma Financial Statements
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                                                          Pro Forma Statement of Operations
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                                                                 For Year ended December 31, 2003
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                                                                (In thousands)
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                                                             AST MFS Growth with Income     AST American Century Income &Growth       Adjusting Entries        Pro-Forma Combined AST American Century Income &Growth
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Statement of Operations:
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Interest                                                                        $ 28                                $ 36                                                                   $ 64
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Dividends                                                                                                          6,188               1,429                                              7,617
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Security Lending                                                                                                      46                         12                                          58
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Foreign taxes Withheld                                                           (13)                                  -                                                                    (13)
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    Total Income                                                               1,456                               6,270                                                                                                                                       7,726
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Expenses:
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
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  Investment advisory fees                                                       795                               1,916                                  (a)                             2,579          (132)
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  Shareholder servicing fees                                                      88                                 256                                                                    344                 (0)
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  Administration and accounting fees                                              88                                 233                                  (b)                               286             (35)
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  Custodian fees                                                                  55                                  77                                  (b)                                90             (42)
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  Distribution fees                                                                -                                   -                                                                      -                     -
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  Audit and legal fees                                                             5                                  15                                  (b)                                15                 (5)
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  Trustee's fees                                                                   6                                  10                                  (c)                                25                      9
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  Interest expenses                                                                1                                   8                                                                      9                     -
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  Miscellaneous                                                                   11                                  15                                  (b)                                20                 (6)
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------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
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     Total expenses                                                            1,049                               2,530                            (211)                                 3,368
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
 Less: Advisory fees and expense reimbursements                                    -                                   -                                                                      -
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
 Less: Fees paid indirectly                                                        -                                   -
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     Net expenses                                                              1,049                               2,530                            (211)                                 3,368
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------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                            407                               3,740                                                                  4,358
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------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss)
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
  on Investments
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on:
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
  Securities transactions                                                     (1,284)                            (14,942)                                                               (16,226)
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
  Foreign currency transactions                                                   (5)                                  -                                                                     (5)
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
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  Futures transactions                                                             -                                 232                                                                    232
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
  Written option transactions                                                      -                                   -                                                                      -
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
  Swap agreement transactions                                                                                          -                           -                                          -
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                              (1,289)                            (14,710)                                                               (15,999)
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------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
  (depreciation) on:
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
  Securities                                                                  18,512                              74,364                                                                 92,876
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
  Futures contracts                                                                -                                 119                                                                    119
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
  Written option contracts                                                         -                                   -                                                                      -
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
  Swap agreeements                                                                 -                                   -                                                                      -
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  Foreign currencies translation                                                   3                                   -                                                                      3
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  Unrealized foreign cap gain tax on
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
    appreciated securities                                                         -                                   -                                                                      -
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
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                                                                              18,515                              74,483                                                                 92,998
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Net gain (loss) on investments                                                17,226                              59,773                                                                 76,999
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Net Increase (Decrease) in Net Assets
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
  Resulting from Operations                                                 $ 17,633                            $ 63,513                                                               $ 81,357
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------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

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Average Net Assets                                                            88,317                             255,513                                                                343,830
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                                                                                                                                                                                              -
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                                                                                                                                                                                              -
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                                                                                                                                                                                              -
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                                                                                                                                                                                              -
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(a) Reflects adjustments to investment management fees and plan of distribution fes based on the surviving Fund's fee schedule.
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(b) Reflects the elimination of duplicate services or fees.
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(c) Reflects change in the Trustees Fees for 2004.
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                                                                                                                                                                                                                           Doc. #749024v.2
                                                                                                          AMERICAN SKANDIA TRUST
                                                                                                     FILE NOS. 333-______ &811-5186

                                                                                                                FORM N-14

                                                                                                                  PART C

                                                                                                            OTHER INFORMATION
                                                                                                            -----------------

Item 15.  Indemnification

Section 5.2 of the Registrant's Amended and Restated Declaration of Trust provides as follows:

                  The Trust shall indemnify each of its Trustees, officers,  employees, and agents (including persons who serve at its request as directors,  officers,  employees, agents or trustees of another organization in which it has any interest as a shareholder,  creditor or otherwise)  against all liabilities and expenses  (including  amounts paid in satisfaction  of judgments,  in compromise,  as fines and penalties,  and as counsel fees)
                  reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding,  whether civil or criminal,  in which he may be involved or with which he may be threatened,  while in office or thereafter,  by reason of his being or having been such a trustee,  officer,  employee or agent, except with respect to any matter as to which he shall have been adjudicated to be liable to the Trust or its
                  Shareholders by reason of having acted in bad faith, willful misfeasance,  gross negligence or reckless disregard of his duties;  provided,  however,  that as to any matter disposed of by a compromise payment by such person,  pursuant to a consent decree or otherwise,  no indemnification  either for said payment or for any other expenses shall be provided unless approved as in the best interests of the Trust, after notice that it involves  such  indemnification,  by at least a majority  of the  disinterested  Trustees  acting on the matter  (provided  that a majority  of the  disinterested  Trustees  then in office act on the  matter)  upon a determination,  based upon a review of readily  available facts,  that (i) such person acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust and (ii) is not liable to the Trust or the Shareholders by reason of willful  misfeasance,  bad faith,  gross  negligence or reckless  disregard of duties;  or the trust shall have received a written opinion from independent  legal counsel approved by the Trustees to the effect that (x) if the matter of good faith and reasonable belief as to the best interests of the Trust, had been  adjudicated,  it would have been adjudicated in favor of such person, and (y) based upon a review of readily  available facts such trustee,  officer,  employee or agent did not engage in willful  misfeasance,  gross  negligence or reckless  disregard of duty. The rights accruing to any
                  Person under these provisions shall not exclude any other right to which he may be lawfully  entitled;  provided that no Person may satisfy any right of indemnity or reimbursement  granted herein or in Section 5.1 or to which he may be otherwise  entitled except out of the property of the Trust, and no Shareholder shall be personally  liable to any Person with respect to any claim for indemnity or reimbursement or otherwise.  The
                  Trustees may make advance payments in connection with  indemnification  under this Section 5.2,  provided that the indemnified  person shall have given a written  undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification and, provided further, that the Trust shall have obtained protection,  satisfactory in the sole judgment of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter),  against losses arising out of such advance payments or such Trustees , or independent legal counsel, in a written opinion, shall have determined, based upon a review of readily available facts that there is reason to believe that such person will be found to be entitled to such indemnification.

Insofar as indemnification for liability arising under the Securities Act of 1933 ("1933 Act") may be permitted to trustees,  officers and controlling persons of the Registrant pursuant to the foregoing provisions,  or otherwise,  the
Registrant has been advised that in the opinion of the Securities and Exchange  Commission such  indemnification  is against public policy as expressed in the 1933 Act and is,  therefore,  unenforceable.  In the event that a claim for indemnification  against such  liabilities  (other than the payment by the  Registrant of expenses  incurred or paid by a trustee,  officer or  controlling  person of the  Registrant in the  successful  defense of any action,  suit or proceeding)  is asserted by such  director,  officer or controlling  person in connection  with the securities  being  registered,  the Registrant  will,  unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 16.  Exhibits

The following exhibits are incorporated by reference to the previously filed document indicated below, except Exhibits 4(A), 12(A), 14(A) and 16(A):

                  (1)               Copies of the charter of the Registrant as now in effect;

                                    (A)               Amended and Restated  Declaration  of Trust of the  Registrant  as filed in  Massachusetts  on September  23, 1999 and  previously  filed with  Post-Effective  Amendment  No. 32 to
                                                      Registration Statement filed on Form N-1A on October 15, 1999.

                  (2)               Copies of the existing by-laws or corresponding instruments of the Registrant;

                                    (A)               By-laws for the Registrant previously filed with Post-Effective Amendment No. 35 to Registration Statement filed on Form N-1A on April 27, 2000.

                  (3)               Copies of any voting trust agreement affecting more than five percent of any class of equity securities of the Registrant;

                                    Not Applicable

                  (4)               Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

                                    (A)                    The Plan of Reorganization is included in this registration statement as Exhibit A to the Prospectus/Proxy Statement.

                  (5)               Copies of all instruments  defining the rights of holders of the securities  being registered  including,  where  applicable,  the relevant portion of the articles of incorporation or by-laws of the
                                    Registrant;

                                    (A)                  Articles VI, VIII, IX and X of the Registrant's  Declaration of Trust as previously filed with  Post-Effective  Amendment No. 32 to Registration  Statement filed on Form N-1A on
                                                         October 15, 1999 and Article 11 of the Registrant's By-laws filed with Post-Effective Amendment No. 35 to Registration Statement filed on Form N-1A on April 27, 2000.

                  (6)               Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

                                    (A)               Form of Investment  Management  Agreement between Registrant and each of Prudential  Investments LLC and American Skandia Investment  Services,  Incorporated for each Portfolio was previously filed as Exhibit D to Item 77Q1(E) with the Semi-Annual Report on Form NSAR on September 10, 2003.

                                    (B)               Form of Sub-Advisory Agreement between American Skandia Investment Services, Incorporated,  Prudential Investments LLC and GAMCO Investors, Inc. for the AST Gabelli Small-Cap Value
                                                      Portfolio was previously filed as Exhibit D to Item 77Q1(E) with the Semi-Annual Report on Form NSAR on September 10, 2003.

                                    (C)               Form of Sub-Advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated,  Prudential  Investments LLC and Deutsche Asset  Management,  Inc. for the AST DeAM
                                                      Small-Cap Value Portfolio was previously filed as Exhibit D to Item 77Q1(E) with the Semi-Annual Report on Form NSAR on September 10, 2003.

                                    (D)               Form of Sub-Advisory Agreement between American Skandia Investment Services,  Incorporated,  Prudential Investments LLC and Neuberger Berman Management,  Inc. for the AST Neuberger
                                                      Berman Mid-Cap Growth Portfolio was previously filed as Exhibit D to Item 77Q1(E) with the Semi-Annual Report on Form NSAR on September 10, 2003.

                                    (E)               Form of Sub-Advisory Agreement between American Skandia Investment Services,  Incorporated,  Prudential Investments LLC and Neuberger Berman Management,  Inc. for the AST Neuberger
                                                      Berman Mid-Cap Value Portfolio was previously filed as Exhibit D to Item 77Q1(E) with the Semi-Annual Report on Form NSAR on September 10, 2003.

                                    (F)               Form of Sub-Advisory  Agreement between American Skandia Investment Services,  Incorporated,  Prudential  Investments LLC and Fred Alger Management,  Inc. for the AST Alger All-Cap
                                                      Growth Portfolio was previously filed as Exhibit D to Item 77Q1(E) with the Semi-Annual Report on Form NSAR on September 10, 2003.

                                    (G)               Form of Sub-Advisory Agreement between American Skandia Investment Services,  Incorporated,  Prudential Investments LLC and GAMCO Investors,  Inc. for the AST Gabelli All-Cap Value
                                                      Portfolio was previously filed as Exhibit D to Item 77Q1(E) with the Semi-Annual Report on Form NSAR on September 10, 2003.

                                    (H)               Form of Sub-Advisory Agreement between American Skandia Investment Services,  Incorporated,  Prudential Investments LLC and T. Rowe Price Associates, Inc. for the AST T. Rowe Price
                                                      Natural Resources Portfolio was previously filed as Exhibit D to Item 77Q1(E) with the Semi-Annual Report on Form NSAR on September 10, 2003.

                                    (I)               Form of Sub-Advisory  Agreement between American Skandia Investment  Services,  Incorporated,  Prudential  Investments LLC and Alliance Capital Management L.P. for the AST Alliance
                                                      Growth Portfolio was previously filed as Exhibit D to Item 77Q1(E) with the Semi-Annual Report on Form NSAR on September 10, 2003.

                                    (J)               Form of Sub-Advisory Agreement between American Skandia Investment Services,  Incorporated,  Prudential Investments LLC and Massachusetts Financial Services Company for the AST MFS
                                                      Growth Portfolio was previously filed as Exhibit D to Item 77Q1(E) with the Semi-Annual Report on Form NSAR on September 10, 2003.

                                    (K)               Form of Sub-Advisory Agreement between American Skandia Investment Services,  Incorporated,  Prudential Investments LLC and J.P. Morgan Investment Management, Inc. for the AST J.P.
                                                      Morgan International Equity Portfolio was previously filed with the Registration Statement of the AST William Blair International Growth Portfolio on Form N-14 on March 5, 2004.

                                    (L)               Form of Sub-Advisory  Agreement between American Skandia Investment  Services,  Incorporated,  Prudential  Investments LLC and Marsico Capital  Management,  LLC for the AST Marsico
                                                      Capital Growth Portfolio was previously filed as Exhibit D to Item 77Q1(E) with the Semi-Annual Report on Form NSAR on September 10, 2003.

                                    (M)               Form of Sub-Advisory Agreement between American Skandia Investment Services,  Incorporated,  Prudential Investments LLC and Goldman Sachs Asset Management, L.P. for the AST Goldman
                                                      Sachs Concentrated Growth Portfolio was previously filed as Exhibit D to Item 77Q1(E) with the Semi-Annual Report on Form NSAR on September 10, 2003.

                                    (N)               Form of Sub-Advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated,  Prudential  Investments LLC and Deutsche Asset  Management,  Inc. for the AST DeAM
                                                      Large-Cap Growth Portfolio was previously filed as Exhibit D to Item 77Q1(E) with the Semi-Annual Report on Form NSAR on September 10, 2003.

                                    (O)               Form of Sub-Advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated,  Prudential  Investments LLC and Deutsche Asset  Management,  Inc. for the AST DeAM
                                                      Large-Cap Value Portfolio was previously filed as Exhibit D to Item 77Q1(E) with the Semi-Annual Report on Form NSAR on September 10, 2003.

                                    (P)               Form of  Sub-Advisory  Agreement  between  American  Skandia  Investment  Services,  Incorporated,  Prudential  Investments  LLC and  Sanford C.  Bernstein  &Co.,  LLC for the AST
                                                      Alliance/Bernstein Growth + Value Portfolio was previously filed as Exhibit D to Item 77Q1(E) with the Semi-Annual Report on Form NSAR on September 10, 2003.

                                    (Q)               Form of Sub-Advisory  Agreement  between American Skandia  Investment  Services,  Incorporated,  Prudential  Investments LLC and Sanford C. Bernstein &Co., LLC for the AST Sanford
                                                      Bernstein Core Value Portfolio was previously filed as Exhibit D to Item 77Q1(E) with the Semi-Annual Report on Form NSAR on September 10, 2003.

                                    (R)               Form of Sub-Advisory Agreement between American Skandia Investment Services, Incorporated,  Prudential Investments LLC and Cohen &Steers Capital Management, Inc. for the AST Cohen
                                                      &Steers Realty Portfolio was previously filed as Exhibit D to Item 77Q1(E) with the Semi-Annual Report on Form NSAR on September 10, 2003.

                                    (S)               Form of Sub-Advisory  Agreement  between American Skandia  Investment  Services,  Incorporated,  Prudential  Investments LLC and Sanford C. Bernstein &Co., LLC for the AST Sanford
                                                      Bernstein Managed Index 500 Portfolio was previously filed as Exhibit D to Item 77Q1(E) with the Semi-Annual Report on Form NSAR on September 10, 2003.

                                    (T)               Form of Sub-Advisory Agreement between American Skandia Investment Services,  Incorporated,  Prudential Investments LLC and American Century Investment Management, Inc. for the AST
                                                      American Century Income &Growth Portfolio was previously filed as Exhibit D to Item 77Q1(E) with the Semi-Annual Report on Form NSAR on September 10, 2003.

                                    (U)               Form of Sub-Advisory Agreement between American Skandia Investment Services,  Incorporated,  Prudential Investments LLC and Goldman Sachs Asset Management, L.P. for the AST Goldman
                                                      Sachs Mid-Cap Growth Portfolio was previously filed as Exhibit D to Item 77Q1(E) with the Semi-Annual Report on Form NSAR on September 10, 2003.

                                    (V)               Form of Sub-Advisory  Agreement between American Skandia Investment  Services,  Incorporated,  Prudential  Investments LLC and Alliance Capital Management L.P. for the AST Alliance
                                                      Growth and Income Portfolio was previously filed as Exhibit D to Item 77Q1(E) with the Semi-Annual Report on Form NSAR on September 10, 2003.

                                    (W)               Form of Sub-Advisory  Agreement between American Skandia Investment Services,  Incorporated,  Prudential  Investments LLC and William Blair &Company, LLC for the AST William Blair
                                                      International Growth Portfolio was previously filed as Exhibit D to Item 77Q1(E) with the Semi-Annual Report on Form NSAR on September 10, 2003.

                                    (X)               Form of Sub-Advisory Agreement between American Skandia Investment Services,  Incorporated,  Prudential Investments LLC and Massachusetts Financial Services Company for the AST MFS
                                                      Growth with Income Portfolio was previously filed as Exhibit D to Item 77Q1(E) with the Semi-Annual Report on Form NSAR on September 10, 2003.

                                    (Y)               Form of Sub-Advisory Agreement between American Skandia Investment Services,  Incorporated,  Prudential Investments LLC and Deutsche Asset Management,  Inc. for the AST DeAM Global
                                                      Allocation Portfolio was previously filed as Exhibit D to Item 77Q1(E) with the Semi-Annual Report on Form NSAR on September 10, 2003.

                                    (Z)               Form of Sub-Advisory Agreement between American Skandia Investment Services,  Incorporated,  Prudential Investments LLC and American Century Investment Management, Inc. for the AST
                                                      American Century Strategic Balanced Portfolio was previously filed as Exhibit D to Item 77Q1(E) with the Semi-Annual Report on Form NSAR on September 10, 2003.

                                    (AA)              Form of Sub-Advisory  Agreement between American Skandia Investment Services,  Incorporated,  Prudential  Investments LLC and T. Rowe Price International,  Inc. for the AST T. Rowe
                                                      Price Global Bond Portfolio was previously filed as Exhibit D to Item 77Q1(E) with the Semi-Annual Report on Form NSAR on September 10, 2003.

                                    (BB)              Form of Sub-Advisory  Agreement between American Skandia Investment Services,  Incorporated,  Prudential  Investments LLC and Federated Investment  Counseling for the AST Federated
                                                      High Yield Portfolio was previously filed as Exhibit D to Item 77Q1(E) with the Semi-Annual Report on Form NSAR on September 10, 2003.

                                    (CC)              Form of Sub-Advisory Agreement between American Skandia Investment Services,  Incorporated,  Prudential Investments LLC and Lord Abbett &Co. for the AST Lord Abbett Bond-Debenture
                                                      Portfolio was previously filed as Exhibit D to Item 77Q1(E) with the Semi-Annual Report on Form NSAR on September 10, 2003.

                                    (DD)              Form of Sub-Advisory  Agreement between American Skandia Investment Services,  Incorporated,  Prudential  Investments LLC and Deutsche Asset Management,  Inc. for the AST DeAM Bond
                                                      Portfolio was previously filed as Exhibit D to Item 77Q1(E) with the Semi-Annual Report on Form NSAR on September 10, 2003.
                                    (EE)              Form of Sub-Advisory  Agreement between American Skandia Investment Services,  Incorporated,  Prudential  Investments LLC and Pacific Investment  Management Company LLC for the AST
                                                      PIMCO Total Return Bond Portfolio was previously filed as Exhibit D to Item 77Q1(E) with the Semi-Annual Report on Form NSAR on September 10, 2003.

                                    (FF)              Form of Sub-Advisory Agreement between American Skandia Investment Services,  Incorporated,  Prudential Investments LLC and American Century Investment Management, Inc. for the AST
                                                      American Century International Growth Portfolio was previously filed as Exhibit D to Item 77Q1(E) with the Semi-Annual Report on Form NSAR on September 10, 2003.

                                    (GG)              Form of Sub-Advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated,  Prudential  Investments LLC and Deutsche Asset  Management,  Inc. for the AST DeAM
                                                      International Equity Portfolio was previously filed as Exhibit D to Item 77Q1(E) with the Semi-Annual Report on Form NSAR on September 10, 2003.

                                    (HH)              Form of Sub-Advisory Agreement between American Skandia Investment Services,  Incorporated,  Prudential Investments LLC and Massachusetts Financial Services Company for the AST MFS
                                                      Global Equity Portfolio was previously filed as Exhibit D to Item 77Q1(E) with the Semi-Annual Report on Form NSAR on September 10, 2003.

                                    (II)              Form of Sub-Advisory  Agreement  between American Skandia  Investment  Services,  Incorporated,  Prudential  Investments LLC and Pilgrim Baxter &Associates,  Ltd. for the AST PBHG
                                                      Small-Cap Growth Portfolio was previously filed as Exhibit D to Item 77Q1(E) with the Semi-Annual Report on Form NSAR on September 10, 2003.

                                    (JJ)              Form of Sub-Advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated,  Prudential  Investments LLC and Deutsche Asset  Management,  Inc. for the AST DeAM
                                                      Small-Cap Growth Portfolio was previously filed as Exhibit D to Item 77Q1(E) with the Semi-Annual Report on Form NSAR on September 10, 2003.

                                    (KK)              Form of Sub-Advisory  Agreement between American Skandia Investment Services,  Incorporated,  Prudential  Investments LLC and Federated Investment  Counseling for the AST Federated
                                                      Aggressive Growth Portfolio was previously filed as Exhibit D to Item 77Q1(E) with the Semi-Annual Report on Form NSAR on September 10, 2003.

                                    (LL)              Form of Sub-Advisory Agreement between American Skandia Investment Services,  Incorporated,  Prudential Investments LLC and Goldman Sachs Asset Management, L.P. for the AST Goldman
                                                      Sachs Small-Cap Value Portfolio was previously filed as Exhibit D to Item 77Q1(E) with the Semi-Annual Report on Form NSAR on September 10, 2003.

                                    (MM)              Form of Sub-Advisory  Agreement between American Skandia Investment  Services,  Incorporated,  Prudential  Investments LLC and INVESCO Funds Group, Inc. for the AST INVESCO Capital
                                                      Income Portfolio was previously filed as Exhibit D to Item 77Q1(E) with the Semi-Annual Report on Form NSAR on September 10, 2003.

                                    (NN)              Form of Sub-Advisory Agreement between American Skandia Investment Services,  Incorporated,  Prudential Investments LLC and T. Rowe Price Associates, Inc. for the AST T. Rowe Price
                                                      Asset Allocation Portfolio was previously filed as Exhibit D to Item 77Q1(E) with the Semi-Annual Report on Form NSAR on September 10, 2003.

                                    (OO)              Form of Sub-Advisory  Agreement between American Skandia Investment Services,  Incorporated,  Prudential  Investments LLC and Pacific Investment  Management Company LLC for the AST
                                                      PIMCO Limited Maturity Bond Portfolio was previously filed as Exhibit D to Item 77Q1(E) with the Semi-Annual Report on Form NSAR on September 10, 2003.

                                    (PP)              Form of Sub-Advisory Agreement between American Skandia Investment Services, Incorporated,  Prudential Investments LLC and Wells Capital Management,  Incorporated for the AST Money
                                                      Market Portfolio was previously filed as Exhibit D to Item 77Q1(E) with the Semi-Annual Report on Form NSAR on September 10, 2003.

                  (7)               Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

                                    (A)               Sales Agreement between  Registrant and American Skandia Life Assurance  Corporation was previously filed with  Post-Effective  Amendment No. 25 to Registration  Statement filed on
                                                      Form N-1A on March 2, 1998.

                  (8)               Copies of all bonus,  profit  sharing,  pension,  or other similar  contracts or  arrangements  wholly or partly for the benefit of trustees or officers of the  Registrant in their capacity as such.
                                    Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

                                    Not Applicable

                  (9)               Copies of all custodian agreements and depository contracts under Section 17(f) of the 1940 Act for securities and similar investments of the Registrant, including the schedule of remuneration;

(A)               Amended and Restated Custody Agreement between Registrant and Morgan Stanley Trust Company was previously filed with Post-Effective Amendment No. 27 to Registration Statement filed on Form N-1A on October 16, 1998.

(B)               Foreign Custody Manager Delegation Amendment was previously filed with Post-Effective Amendment No. 27 to Registration Statement filed on Form N-1A on October 16, 1998.

(C)               Amended Custodian Agreement between Registrant and Provident National Bank was previously filed with Post-Effective Amendment No. 25 to Registration Statement filed on Form N-1A on March 2, 1998.

(D)               Amendment to Custodian Services Agreement between Registrant and PNC Bank, N.A. was previously filed with Post-Effective Amendment No. 27 to Registration Statement filed on Form N-1A on October 16, 1998.

(E)               Amendment to Custodian Services Agreement between Registrant and PFPC Trust Company previously filed with Post-Effective Amendment No. 35 to Registration Statement filed on Form N-1A on April 27, 2000.

(F)               Amended Transfer Agency Agreement between Registrant and Provident Financial Processing  Corporation was previously filed with Post-Effective  Amendment No. 25 to Registration Statement filed on Form N-1A on March 2,
                                                      1998.

                  (10)              Copies of any plan entered into by Registrant  pursuant to Rule 12b-1 under the 1940 Act and any agreements  with any person  relating to  implementation  of the plan, and copies of any plan entered into by Registrant  pursuant to Rule 18f-3 under the 1940 Act, any agreement  with any person  relating to  implementation  of the plan,  any amendment to the plan,  and a copy of the portion of the minutes of the meeting of the Registrant's trustees describing any action taken to revoke the plan;

                                    (A)                    Form of Rule 12b-1 plan previously filed with Post-Effective Amendment No. 35 to Registration Statement filed on Form N-1A on April 27, 2000.

                  (11)              An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and nonassessable;

                                    (A)               Opinion and consent of counsel was previously filed with Post-Effective Amendment No. 48 to Registration Statement filed on Form N-1A on April 30, 2003.

                  (12)              An opinion,  and consent to their use,  of counsel  or, in lieu of an opinion,  a copy of the revenue  ruling from the  Internal  Revenue  Service,  supporting  the tax matters and  consequences  to shareholders discussed in the prospectus;

                                    (A)               Form of Opinion and Consent of Counsel Supporting Tax Matters and Consequences to Shareholders is filed herewith as Exhibit No. 12(A).

                  (13)              Copies of all  material  contracts  of the  Registrant  not made in the ordinary  course of business  which are to be  performed  in whole or in part on or after the date of filing the  registration statement;

(A)               Amended Administration  Agreement between Registrant and Provident Financial Processing  Corporation was previously filed with Post-Effective  Amendment No. 25 to Registration Statement filed on Form N-1A on March 2,
                                                      1998.

(B)               Service Agreement between American Skandia Investment Services,  Incorporated and Kemper Investors Life Insurance Company was previously filed with Post-Effective  Amendment No. 21 to Registration  Statement filed on
                                                      Form N-1A on February 27, 1997.

                  (14)              Copies of any other opinions, appraisals, or rulings, and consents to their use, relied on in preparing the registration statement and required by Section 7 of the 1933 Act;

                                    (A)               Consent of independent auditors, KPMG LLP, is filed herewith as Exhibit No. 14(A).

                  (15)              all financial statements omitted pursuant to Items 14(a)(1);

                                    Not Applicable

                  (16)              Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement; and

                                    (A)                  Powers of Attorney is filed herewith as Exhibit No. 16(A).

                  (17)              Any additional exhibits which the registrant may wish to file.

                                    Not Applicable

Item 17.  Undertakings

                                    (a)               The undersigned  Registrant agrees that prior to any public reoffering of the securities  registered  through the use of prospectus which is part of this registration  statement by any person or party who is deemed to be an underwriter  within the meaning of Rule 145(c) of the Securities Act, the reoffering  prospectus will contain the information  called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

                                    (b)               The undersigned  Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective,  and that, in determining any liability under the 1933 Act, each post-effective  amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                                                                                                SIGNATURES
                                                                                                                ----------

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the Registrant, in the City of Shelton and State of Connecticut, on the 5th day of March, 2004.

                                                                                                                                                American Skandia Trust
                                                                                                                                                ----------------------
                                                                                                                                                (Registrant)

                                                                                                                                                By:      /s/Edward P. Macdonald
                                                                                                                                                         ----------------------
                                                                                                                                                         Edward P. Macdonald
                                                                                                                                                         Assistant Secretary

                  As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                                                                                                   Title                                                                   Date
---------                                                                                                   -----                                                                   ----

David R. Odenath*                                                                         Trustee and President (Principal                                                          3/5/04
----------------                                                                                                                                                                    ------
David R. Odenath                                                                          Executive Officer)

Grace Torres*                                                                             Treasurer (Principal                                                                      3/5/04
------------                                                                                                                                                                        ------
Grace Torres                                                                              Financial and Accounting
                                                                                          Officer)

Delayne Dedrick Gold*                                                                     Trustee                                                                                   3/5/04
--------------------                                                                                                                                                                ------
Delayne Dedrick Gold

Saul K. Fenster*                                                                          Trustee                                                                                   3/5/04
----------------                                                                                                                                                                    ------
Sauk K. Fenster, Ph.D.

Robert F. Gunia*                                                                          Trustee                                                                                   3/5/04
---------------                                                                                                                                                                     ------
Robert F. Gunia

W. Scott McDonald, Jr.*                                                                   Trustee                                                                                   3/5/04
----------------------                                                                                                                                                              ------
W. Scott McDonald, Jr.

Thomas T. Mooney*                                                                         Trustee                                                                                   3/5/04
----------------                                                                                                                                                                    ------
Thomas T. Mooney

Thomas M. O'Brien*                                                                        Trustee                                                                                   3/5/04
-----------------                                                                                                                                                                   ------
Thomas M. O'Brien

John A. Pileski*                                                                          Trustee                                                                                   3/5/04
---------------                                                                                                                                                                     ------
John A. Pileski

F. Don Schwartz*                                                                          Trustee                                                                                   3/5/04
---------------                                                                                                                                                                     ------
F. Don Schwartz

                                                                      *By:  /s/Edward P. Macdonald
                                                                          ------------------------
                                                                               Edward P. Macdonald
                                                                               *Pursuant to Powers of Attorney previously filed

                                                                                                          AMERICAN SKANDIA TRUST
                                                                                                   REGISTRATION STATEMENT ON FORM N-14
                                                                                                              EXHIBIT INDEX

------------------------------------------------------------  ------------------------------------------------------------------------------------------------------------------------------------------  ---------------------------------------
EXHIBIT NO.                                                   DESCRIPTION                                                                                                                                 LOCATION
------------------------------------------------------------  ------------------------------------------------------------------------------------------------------------------------------------------  ---------------------------------------
------------------------------------------------------------  ------------------------------------------------------------------------------------------------------------------------------------------  ---------------------------------------
(1)(A)                                                        Amended and Restated Declaration of Trust of the Registrant                                                                                 *
------------------------------------------------------------  ------------------------------------------------------------------------------------------------------------------------------------------  ---------------------------------------
------------------------------------------------------------  ------------------------------------------------------------------------------------------------------------------------------------------  ---------------------------------------
(2)(A)                                                        By-laws for the Registrant                                                                                                                  *
------------------------------------------------------------  ------------------------------------------------------------------------------------------------------------------------------------------  ---------------------------------------
------------------------------------------------------------  ------------------------------------------------------------------------------------------------------------------------------------------  ---------------------------------------
(5)(A)                                                        Articles VI, VIII, IX and X of the Registrant's Declaration of Trust                                                                        *
------------------------------------------------------------  ------------------------------------------------------------------------------------------------------------------------------------------  ---------------------------------------
------------------------------------------------------------  ------------------------------------------------------------------------------------------------------------------------------------------  ---------------------------------------
(6)(A)                                                        Form of Investment Management Agreement between Registrant and each of Prudential Investments LLC and American Skandia Investment           *
                                                              Services, Incorporated for each Portfolio
------------------------------------------------------------  ------------------------------------------------------------------------------------------------------------------------------------------  ---------------------------------------
------------------------------------------------------------  ------------------------------------------------------------------------------------------------------------------------------------------  ---------------------------------------
(6)(B)                                                        Form of Sub-Advisory Agreement between American Skandia Investment Services, Incorporated, Prudential Investments LLC and GAMCO             *
                                                              Investors, Inc. for the AST Gabelli Small-Cap Value Portfolio
------------------------------------------------------------  ------------------------------------------------------------------------------------------------------------------------------------------  ---------------------------------------
------------------------------------------------------------  ------------------------------------------------------------------------------------------------------------------------------------------  ---------------------------------------
(6)(C)                                                        Form of Sub-Advisory Agreement between American Skandia Investment Services, Incorporated, Prudential Investments LLC and Deutsche Asset    *
                                                              Management, Inc. for the AST DeAM Small-Cap Value Portfolio
------------------------------------------------------------  ------------------------------------------------------------------------------------------------------------------------------------------  ---------------------------------------
------------------------------------------------------------  ------------------------------------------------------------------------------------------------------------------------------------------  ---------------------------------------
(6)(D)                                                        Form of Sub-Advisory Agreement between American Skandia Investment Services, Incorporated, Prudential Investments LLC and Neuberger         *
                                                              Berman Management, Inc. for the AST Neuberger Berman Mid-Cap Growth Portfolio
------------------------------------------------------------  ------------------------------------------------------------------------------------------------------------------------------------------  ---------------------------------------
------------------------------------------------------------  ------------------------------------------------------------------------------------------------------------------------------------------  ---------------------------------------
(6)(E)                                                        Form of Sub-Advisory Agreement between American Skandia Investment Services, Incorporated, Prudential Investments LLC and Neuberger         *
                                                              Berman Management, Inc. for the AST Neuberger Berman Mid-Cap Value Portfolio
------------------------------------------------------------  ------------------------------------------------------------------------------------------------------------------------------------------  ---------------------------------------
------------------------------------------------------------  ------------------------------------------------------------------------------------------------------------------------------------------  ---------------------------------------
(6)(F)                                                        Form of Sub-Advisory Agreement between American Skandia Investment Services, Incorporated, Prudential Investments LLC and Fred Alger        *
                                                              Management, Inc. for the AST Alger All-Cap Growth Portfolio
------------------------------------------------------------  ------------------------------------------------------------------------------------------------------------------------------------------  ---------------------------------------
------------------------------------------------------------  ------------------------------------------------------------------------------------------------------------------------------------------  ---------------------------------------
(6)(G)                                                        Form of Sub-Advisory Agreement between American Skandia Investment Services, Incorporated, Prudential Investments LLC and GAMCO             *
                                                              Investors, Inc. for the AST Gabelli All-Cap Value Portfolio
------------------------------------------------------------  ------------------------------------------------------------------------------------------------------------------------------------------  ---------------------------------------
------------------------------------------------------------  ------------------------------------------------------------------------------------------------------------------------------------------  ---------------------------------------
(6)(H)                                                        Form of Sub-Advisory Agreement between American Skandia Investment Services, Incorporated, Prudential Investments LLC and T. Rowe Price     *
                                                              Associates, Inc. for the AST T. Rowe Price Natural Resources Portfolio
------------------------------------------------------------  ------------------------------------------------------------------------------------------------------------------------------------------  ---------------------------------------
------------------------------------------------------------  ------------------------------------------------------------------------------------------------------------------------------------------  ---------------------------------------
(6)(I)                                                        Form of Sub-Advisory Agreement between American Skandia Investment Services, Incorporated, Prudential Investments LLC and Alliance          *
                                                              Capital Management L.P. for the AST Alliance Growth Portfolio
------------------------------------------------------------  ------------------------------------------------------------------------------------------------------------------------------------------  ---------------------------------------
------------------------------------------------------------  ------------------------------------------------------------------------------------------------------------------------------------------  ---------------------------------------
(6)(J)                                                        Form of Sub-Advisory Agreement between American Skandia Investment Services, Incorporated, Prudential Investments LLC and Massachusetts     *
                                                              Financial Services Company for the AST MFS Growth Portfolio
------------------------------------------------------------  ------------------------------------------------------------------------------------------------------------------------------------------  ---------------------------------------
------------------------------------------------------------  ------------------------------------------------------------------------------------------------------------------------------------------  ---------------------------------------
(6)(K)                                                        Form of Sub-Advisory Agreement between American Skandia Investment Services, Incorporated, Prudential Investments LLC and J.P. Morgan       *
                                                              Investment Management, Inc. for the AST J.P. Morgan International Equity Portfolio
------------------------------------------------------------  ------------------------------------------------------------------------------------------------------------------------------------------  ---------------------------------------
------------------------------------------------------------  ------------------------------------------------------------------------------------------------------------------------------------------  ---------------------------------------
(6)(L)                                                        Form of Sub-Advisory Agreement between American Skandia Investment Services, Incorporated, Prudential Investments LLC and Marsico           *
                                                              Capital Management, LLC for the AST Marsico Capital Growth Portfolio
------------------------------------------------------------  ------------------------------------------------------------------------------------------------------------------------------------------  ---------------------------------------
------------------------------------------------------------  ------------------------------------------------------------------------------------------------------------------------------------------  ---------------------------------------
(6)(M)                                                        Form of Sub-Advisory Agreement between American Skandia Investment Services, Incorporated, Prudential Investments LLC and Goldman Sachs     *
                                                              Asset Management, L.P. for the AST Goldman Sachs Concentrated Growth Portfolio
------------------------------------------------------------  ------------------------------------------------------------------------------------------------------------------------------------------  ---------------------------------------
------------------------------------------------------------  ------------------------------------------------------------------------------------------------------------------------------------------  ---------------------------------------
(6)(N)                                                        Form of Sub-Advisory Agreement between American Skandia Investment Services, Incorporated, Prudential Investments LLC and Deutsche Asset    *
                                                              Management, Inc. for the AST DeAM Large-Cap Growth Portfolio
------------------------------------------------------------  ------------------------------------------------------------------------------------------------------------------------------------------  ---------------------------------------
------------------------------------------------------------  ------------------------------------------------------------------------------------------------------------------------------------------  ---------------------------------------
(6)(O)                                                        Form of Sub-Advisory Agreement between American Skandia Investment Services, Incorporated, Prudential Investments LLC and Deutsche Asset    *
                                                              Management, Inc. for the AST DeAM Large-Cap Value Portfolio
------------------------------------------------------------  ------------------------------------------------------------------------------------------------------------------------------------------  ---------------------------------------
------------------------------------------------------------  ------------------------------------------------------------------------------------------------------------------------------------------  ---------------------------------------
(6)(P)                                                        Form of Sub-Advisory Agreement between American Skandia Investment Services, Incorporated, Prudential Investments LLC and Sanford C.        *
                                                              Bernstein &Co., LLC for the AST Alliance/Bernstein Growth + Value Portfolio
------------------------------------------------------------  ------------------------------------------------------------------------------------------------------------------------------------------  ---------------------------------------
------------------------------------------------------------  ------------------------------------------------------------------------------------------------------------------------------------------  ---------------------------------------
(6)(Q)                                                        Form of Sub-Advisory Agreement between American Skandia Investment Services, Incorporated, Prudential Investments LLC and Sanford C.        *
                                                              Bernstein &Co., LLC for the AST Sanford Bernstein Core Value Portfolio
------------------------------------------------------------  ------------------------------------------------------------------------------------------------------------------------------------------  ---------------------------------------
------------------------------------------------------------  ------------------------------------------------------------------------------------------------------------------------------------------  ---------------------------------------
(6)(R)                                                        Form of Sub-Advisory Agreement between American Skandia Investment Services, Incorporated, Prudential Investments LLC and Cohen &Steers    *
                                                              Capital Management, Inc. for the AST Cohen &Steers Realty Portfolio
------------------------------------------------------------  ------------------------------------------------------------------------------------------------------------------------------------------  ---------------------------------------
------------------------------------------------------------  ------------------------------------------------------------------------------------------------------------------------------------------  ---------------------------------------
(6)(S)                                                        Form of Sub-Advisory Agreement between American Skandia Investment Services, Incorporated, Prudential Investments LLC and Sanford C.        *
                                                              Bernstein &Co., LLC for the AST Sanford Bernstein Managed Index 500 Portfolio
------------------------------------------------------------  ------------------------------------------------------------------------------------------------------------------------------------------  ---------------------------------------
------------------------------------------------------------  ------------------------------------------------------------------------------------------------------------------------------------------  ---------------------------------------
(6)(T)                                                        Form of Sub-Advisory Agreement between American Skandia Investment Services, Incorporated, Prudential Investments LLC and American          *
                                                              Century Investment Management, Inc. for the AST American Century Income &Growth Portfolio
------------------------------------------------------------  ------------------------------------------------------------------------------------------------------------------------------------------  ---------------------------------------
------------------------------------------------------------  ------------------------------------------------------------------------------------------------------------------------------------------  ---------------------------------------
(6)(U)                                                        Form of Sub-Advisory Agreement between American Skandia Investment Services, Incorporated, Prudential Investments LLC and Goldman Sachs     *
                                                              Asset Management, L.P. for the AST Goldman Sachs Mid-Cap Growth Portfolio
------------------------------------------------------------  ------------------------------------------------------------------------------------------------------------------------------------------  ---------------------------------------
------------------------------------------------------------  ------------------------------------------------------------------------------------------------------------------------------------------  ---------------------------------------
(6)(V)                                                        Form of Sub-Advisory Agreement between American Skandia Investment Services, Incorporated, Prudential Investments LLC and Alliance          *
                                                              Capital Management L.P. for the AST Alliance Growth and Income Portfolio
------------------------------------------------------------  ------------------------------------------------------------------------------------------------------------------------------------------  ---------------------------------------
------------------------------------------------------------  ------------------------------------------------------------------------------------------------------------------------------------------  ---------------------------------------
(6)(W)                                                        Form of Sub-Advisory Agreement between American Skandia Investment Services, Incorporated, Prudential Investments LLC and William Blair     *
                                                              &Company, LLC for the AST William Blair International Growth Portfolio
------------------------------------------------------------  ------------------------------------------------------------------------------------------------------------------------------------------  ---------------------------------------
------------------------------------------------------------  ------------------------------------------------------------------------------------------------------------------------------------------  ---------------------------------------
(6)(X)                                                        Form of Sub-Advisory Agreement between American Skandia Investment Services, Incorporated, Prudential Investments LLC and Massachusetts     *
                                                              Financial Services Company for the AST MFS Growth with Income Portfolio
------------------------------------------------------------  ------------------------------------------------------------------------------------------------------------------------------------------  ---------------------------------------
------------------------------------------------------------  ------------------------------------------------------------------------------------------------------------------------------------------  ---------------------------------------
(6)(Y)                                                        Form of Sub-Advisory Agreement between American Skandia Investment Services, Incorporated, Prudential Investments LLC and Deutsche Asset    *
                                                              Management , Inc. for the AST DeAM Global Allocation Portfolio
------------------------------------------------------------  ------------------------------------------------------------------------------------------------------------------------------------------  ---------------------------------------
------------------------------------------------------------  ------------------------------------------------------------------------------------------------------------------------------------------  ---------------------------------------
(6)(Z)                                                        Form of Sub-Advisory Agreement between American Skandia Investment Services, Incorporated, Prudential Investments LLC and American          *
                                                              Century Investment Management, Inc. for the AST American Century Strategic Balanced Portfolio
------------------------------------------------------------  ------------------------------------------------------------------------------------------------------------------------------------------  ---------------------------------------
------------------------------------------------------------  ------------------------------------------------------------------------------------------------------------------------------------------  ---------------------------------------
(6)(AA)                                                       Form of Sub-Advisory Agreement between American Skandia Investment Services, Incorporated, Prudential Investments LLC and T. Rowe Price     *
                                                              International, Inc. for the AST T. Rowe Price Global Bond Portfolio
------------------------------------------------------------  ------------------------------------------------------------------------------------------------------------------------------------------  ---------------------------------------
------------------------------------------------------------  ------------------------------------------------------------------------------------------------------------------------------------------  ---------------------------------------
(6)(BB)                                                       Form of Sub-Advisory Agreement between American Skandia Investment Services, Incorporated, Prudential Investments LLC and Federated         *
                                                              Investment Counseling for the AST Federated High Yield Portfolio
------------------------------------------------------------  ------------------------------------------------------------------------------------------------------------------------------------------  ---------------------------------------
------------------------------------------------------------  ------------------------------------------------------------------------------------------------------------------------------------------  ---------------------------------------
(6)(CC)                                                       Form of Sub-Advisory Agreement between American Skandia Investment Services, Incorporated, Prudential Investments LLC and Lord Abbett &    *
                                                              Co. for the AST Lord Abbett Bond-Debenture Portfolio
------------------------------------------------------------  ------------------------------------------------------------------------------------------------------------------------------------------  ---------------------------------------
------------------------------------------------------------  ------------------------------------------------------------------------------------------------------------------------------------------  ---------------------------------------
(6)(DD)                                                       Form of Sub-Advisory Agreement between American Skandia Investment Services, Incorporated, Prudential Investments LLC and Deutsche Asset    *
                                                              Management, Inc. for the AST DeAM Bond Portfolio
------------------------------------------------------------  ------------------------------------------------------------------------------------------------------------------------------------------  ---------------------------------------
------------------------------------------------------------  ------------------------------------------------------------------------------------------------------------------------------------------  ---------------------------------------
(6)(EE)                                                       Form of Sub-Advisory Agreement between American Skandia Investment Services, Incorporated, Prudential Investments LLC and Pacific           *
                                                              Investment Management Company LLC for the AST PIMCO Total Return Bond Portfolio
------------------------------------------------------------  ------------------------------------------------------------------------------------------------------------------------------------------  ---------------------------------------
------------------------------------------------------------  ------------------------------------------------------------------------------------------------------------------------------------------  ---------------------------------------
(6)(FF)                                                       Form of Sub-Advisory Agreement between American Skandia Investment Services, Incorporated, Prudential Investments LLC and American          *
                                                              Century Investment Management, Inc. for the AST American Century International Growth Portfolio
------------------------------------------------------------  ------------------------------------------------------------------------------------------------------------------------------------------  ---------------------------------------
------------------------------------------------------------  ------------------------------------------------------------------------------------------------------------------------------------------  ---------------------------------------
(6)(GG)                                                       Form of Sub-Advisory Agreement between American Skandia Investment Services, Incorporated, Prudential Investments LLC and Deutsche Asset    *
                                                              Management, Inc. for the AST DeAM International Equity Portfolio
------------------------------------------------------------  ------------------------------------------------------------------------------------------------------------------------------------------  ---------------------------------------
------------------------------------------------------------  ------------------------------------------------------------------------------------------------------------------------------------------  ---------------------------------------
(6)(HH)                                                       Form of Sub-Advisory Agreement between American Skandia Investment Services, Incorporated, Prudential Investments LLC and Massachusetts     *
                                                              Financial Services Company for the AST MFS Global Equity Portfolio
------------------------------------------------------------  ------------------------------------------------------------------------------------------------------------------------------------------  ---------------------------------------
------------------------------------------------------------  ------------------------------------------------------------------------------------------------------------------------------------------  ---------------------------------------
(6)(II)                                                       Form of Sub-Advisory Agreement between American Skandia Investment Services, Incorporated, Prudential Investments LLC and Pilgrim Baxter    *
                                                              &Associates, Ltd. for the AST PBHG Small-Cap Growth Portfolio
------------------------------------------------------------  ------------------------------------------------------------------------------------------------------------------------------------------  ---------------------------------------
------------------------------------------------------------  ------------------------------------------------------------------------------------------------------------------------------------------  ---------------------------------------
(6)(JJ)                                                       Form of Sub-Advisory Agreement between American Skandia Investment Services, Incorporated, Prudential Investments LLC and Deutsche Asset    *
                                                              Management, Inc. for the AST DeAM Small-Cap Growth Portfolio
------------------------------------------------------------  ------------------------------------------------------------------------------------------------------------------------------------------  ---------------------------------------
------------------------------------------------------------  ------------------------------------------------------------------------------------------------------------------------------------------  ---------------------------------------
(6)(KK)                                                       Form of Sub-Advisory Agreement between American Skandia Investment Services, Incorporated, Prudential Investments LLC and Federated         *
                                                              Investment Counseling for the AST Federated Aggressive Growth Portfolio
------------------------------------------------------------  ------------------------------------------------------------------------------------------------------------------------------------------  ---------------------------------------
------------------------------------------------------------  ------------------------------------------------------------------------------------------------------------------------------------------  ---------------------------------------
(6)(LL)                                                       Form of Sub-Advisory Agreement between American Skandia Investment Services, Incorporated, Prudential Investments LLC and Goldman Sachs     *
                                                              Asset Management, L.P. for the AST Goldman Sachs Small-Cap Value Portfolio
------------------------------------------------------------  ------------------------------------------------------------------------------------------------------------------------------------------  ---------------------------------------
------------------------------------------------------------  ------------------------------------------------------------------------------------------------------------------------------------------  ---------------------------------------
(6)(MM)                                                       Form of Sub-Advisory Agreement between American Skandia Investment Services, Incorporated, Prudential Investments LLC and INVESCO Funds     *
                                                              Group, Inc. for the AST INVESCO Capital Income Portfolio
------------------------------------------------------------  ------------------------------------------------------------------------------------------------------------------------------------------  ---------------------------------------
------------------------------------------------------------  ------------------------------------------------------------------------------------------------------------------------------------------  ---------------------------------------
(6)(NN)                                                       Form of Sub-Advisory Agreement between American Skandia Investment Services, Incorporated, Prudential Investments LLC and T. Rowe Price     *
                                                              Associates, Inc. for the AST T. Rowe Price Asset Allocation Portfolio
------------------------------------------------------------  ------------------------------------------------------------------------------------------------------------------------------------------  ---------------------------------------
------------------------------------------------------------  ------------------------------------------------------------------------------------------------------------------------------------------  ---------------------------------------
(6)(OO)                                                       Form of Sub-Advisory Agreement between American Skandia Investment Services, Incorporated, Prudential Investments LLC and Pacific           *
                                                              Investment Management Company LLC for the AST PIMCO Limited Maturity Bond Portfolio
------------------------------------------------------------  ------------------------------------------------------------------------------------------------------------------------------------------  ---------------------------------------
------------------------------------------------------------  ------------------------------------------------------------------------------------------------------------------------------------------  ---------------------------------------
(6)(PP)                                                       Form of Sub-Advisory Agreement between American Skandia Investment Services, Incorporated, Prudential Investments LLC and Wells Capital     *
                                                              Management, Incorporated for the AST Money Market Portfolio
------------------------------------------------------------  ------------------------------------------------------------------------------------------------------------------------------------------  ---------------------------------------
------------------------------------------------------------  ------------------------------------------------------------------------------------------------------------------------------------------  ---------------------------------------
(7)(A)                                                        Sales Agreement between Registrant and American Skandia Life Assurance Corporation                                                          *
------------------------------------------------------------  ------------------------------------------------------------------------------------------------------------------------------------------  ---------------------------------------
------------------------------------------------------------  ------------------------------------------------------------------------------------------------------------------------------------------  ---------------------------------------
(9)(A)                                                        Amended and Restated Custody Agreement between Registrant and Morgan Stanley Trust Company                                                  *
------------------------------------------------------------  ------------------------------------------------------------------------------------------------------------------------------------------  ---------------------------------------
------------------------------------------------------------  ------------------------------------------------------------------------------------------------------------------------------------------  ---------------------------------------
(9)(B)                                                        Foreign Custody Manager Delegation Amendment                                                                                                *
------------------------------------------------------------  ------------------------------------------------------------------------------------------------------------------------------------------  ---------------------------------------
------------------------------------------------------------  ------------------------------------------------------------------------------------------------------------------------------------------  ---------------------------------------
(9)(C)                                                        Amended Custodian Agreement between Registrant and Provident National Bank                                                                  *
------------------------------------------------------------  ------------------------------------------------------------------------------------------------------------------------------------------  ---------------------------------------
------------------------------------------------------------  ------------------------------------------------------------------------------------------------------------------------------------------  ---------------------------------------
(9)(D)                                                        Amendment to Custodian Services Agreement between Registrant and PNC Bank, N.A.                                                             *
------------------------------------------------------------  ------------------------------------------------------------------------------------------------------------------------------------------  ---------------------------------------
------------------------------------------------------------  ------------------------------------------------------------------------------------------------------------------------------------------  ---------------------------------------
(9)(E)                                                        Amendment to Custodian Services Agreement between Registrant and PFPC Trust Company                                                         *
------------------------------------------------------------  ------------------------------------------------------------------------------------------------------------------------------------------  ---------------------------------------
------------------------------------------------------------  ------------------------------------------------------------------------------------------------------------------------------------------  ---------------------------------------
(9)(F)                                                        Amended Transfer Agency Agreement between Registrant and Provident Financial Processing Corporation                                         *
------------------------------------------------------------  ------------------------------------------------------------------------------------------------------------------------------------------  ---------------------------------------
------------------------------------------------------------  ------------------------------------------------------------------------------------------------------------------------------------------  ---------------------------------------
(10)(A)                                                       Form of Rule 12b-1 plan                                                                                                                     *
------------------------------------------------------------  ------------------------------------------------------------------------------------------------------------------------------------------  ---------------------------------------
------------------------------------------------------------  ------------------------------------------------------------------------------------------------------------------------------------------  ---------------------------------------
(11)(A)                                                       Opinion and consent of counsel                                                                                                              *
------------------------------------------------------------  ------------------------------------------------------------------------------------------------------------------------------------------  ---------------------------------------
------------------------------------------------------------  ------------------------------------------------------------------------------------------------------------------------------------------  ---------------------------------------
(12)(A)                                                       Form of Opinion and Consent of Counsel Supporting Tax Matters and Consequences to Shareholders                                              Attached
------------------------------------------------------------  ------------------------------------------------------------------------------------------------------------------------------------------  ---------------------------------------
------------------------------------------------------------  ------------------------------------------------------------------------------------------------------------------------------------------  ---------------------------------------
(13)(A)                                                       Amended Administration Agreement between Registrant and Provident Financial Processing Corporation                                          *
------------------------------------------------------------  ------------------------------------------------------------------------------------------------------------------------------------------  ---------------------------------------
------------------------------------------------------------  ------------------------------------------------------------------------------------------------------------------------------------------  ---------------------------------------
(13)(B)                                                       Service Agreement between American Skandia Investment Services, Incorporated and Kemper Investors Life Insurance Company                    *
------------------------------------------------------------  ------------------------------------------------------------------------------------------------------------------------------------------  ---------------------------------------
------------------------------------------------------------  ------------------------------------------------------------------------------------------------------------------------------------------  ---------------------------------------
(14)(A)                                                       Consent of independent auditors, KPMG, LLP                                                                                                  Attached
------------------------------------------------------------  ------------------------------------------------------------------------------------------------------------------------------------------  ---------------------------------------
------------------------------------------------------------  ------------------------------------------------------------------------------------------------------------------------------------------  ---------------------------------------
(16)(A)                                                       Powers of Attorney                                                                                                                          *
------------------------------------------------------------  ------------------------------------------------------------------------------------------------------------------------------------------  ---------------------------------------